As filed with the Securities and Exchange Commission on August 22, 1997



                        Securities Act Registration No. 333-29687
                 Investment Company Act Registration No. 811-8267

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [  ]

                      Pre-Effective Amendment No. 1          [X]

                      Post-Effective Amendment No. ____      [  ]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                      [  ]

                      Amendment No. 1                        [X]

                   KOPP FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

   7701 France Avenue South
        Suite 500                         55435
       Edina, Minnesota                 (Zip Code)
(Address of Principal Executive
          Offices)

  Registrant's Telephone Number, including Area Code:
                    (612) 920-3322

                 Kathleen S. Tillotson
                   Kopp Funds, Inc.
          7701 France Avenue South, Suite 500
                Edina, Minnesota 55435
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

In  accordance  with  Rule 24f-2 under  the  Investment
Company  Act  of  1940,  Registrant  declares  that  an
indefinite  number of shares of its common stock,  $.01
par  value,  is  being registered by this  Registration
Statement.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

CROSS REFERENCE SHEET


          (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional
Information of the responses to the Items of Parts A and B of Form N-1A).

                                       Caption or Subheading in
                                       Prospectus or Statement
     Item No. on Form N-1A            of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

  1.   Cover Page                         Cover Page

  2.   Synopsis                           Investor Expenses;
                                          Highlights

  3.   Condensed Financial                *
       Information

  4.   General Description of             Investment Strategy;
       Registrant                         Implementation of
                                          Policies and Risks; Investment
                                          Objective and Restrictions;
                                          Fund Organization and
                                          Management


  5.   Management of the Fund             Fund Organization and
                                          Management
  5A.  Management's Discussion
       of Fund Performance                *


  6.   Capital Stock and Other            Highlights; Fund
       Securities                         Organization and
                                          Management; Dividends, Capital
                                          Gains Distributions and
                                          Tax Treatment

  7.   Purchase of Securities             Fund Organization and
       Being Offered                      Management; Your Account;
                                          Determination of Net Asset
                                          Value; Distribution and
                                          Shareholder Servicing Plan


  8.   Redemption or Repurchase           Your Account;
                                          Determination of Net Asset
                                          Value

  9.   Pending Legal Proceedings          *



PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

  10.  Cover Page                    Cover Page

  11.  Table of Contents             Table of Contents

  12.  General Information           *
       and History

  13.  Investment                    Investment Objective and
       Objectives and Policies       Restrictions;  Investment
                                     Policies and Techniques; Fund
                                     Transactions and Brokerage

  14.  Management of the             Directors and Officers
       Fund

  15.  Control Persons and           Principal Shareholders;
       Principal Holders of          Directors and  Officers
       Securities

  16.  Investment Advisory           Investment Advisor; Fund
       and Other Services            Organization and Management
                                     (in Prospectus);
                                     Distributor and Plan of
                                     Distribution;  Custodian,
                                     Transfer Agent and Dividend-
                                     Disbursing Agent; Independent
                                     Accountants


  17.  Brokerage Allocation          Fund Transactions and
       and Other Practices           Brokerage

  18.  Capital Stock and             Included in Prospectus
       Other Securities              under the heading Fund
                                     Organization and Management

  19.  Purchase, Redemption and      Included in Prospectus
       Pricing of Securities Being   under the headings  Your
       Offered                       Account; Determination of Net
                                     Asset Value; and in the
                                     Statement of Additional
                                     Information under the heading
                                     Distributor and Plan of
                                     Distribution

  20.  Tax Status                    Included in Prospectus
                                     under the heading
                                     Dividends, Capital Gains
                                     Distributions and Tax
                                     Treatment; and in the
                                     Statement of Additional
                                     Information under the heading
                                     Taxes

  21.  Underwriters                  Distributor and Plan
                                     of Distribution

  22.  Calculations of               Performance Information
       Performance Data

  23.  Financial                     Financial Statements
       Statements

________________________

*  Answer negative or inapplicable.

PROSPECTUS
September __, 1997

                        [Logo]

                      Kopp Funds

               Kopp Emerging Growth Fund

          7701 France Avenue South, Suite 500
                Edina, Minnesota  55435
              Telephone:  1-888-533-KOPP
              Facsimile:  1-612-841-0411
              Website:  www.koppfunds.com



     Kopp  Funds  ("Corporation") is an open-end,  non-
diversified  management  investment  company,  commonly
referred   to   as  a  mutual  fund.   The  Corporation
currently  comprises one portfolio:  the Kopp  Emerging
Growth  Fund ("Fund").  The Fund's investment objective
is  long-term capital appreciation.  The Fund seeks  to
achieve its investment objective by investing primarily
in  common  stocks  of companies that  Kopp  Investment
Advisors  ("Advisor") believes have the  potential  for
superior  growth.  When  the  Fund's  assets  total  $1
billion, no new accounts, other than certain qualified retirement plan accounts, will be accepted. If you are a shareholder of record at that time, however, you will be able to continue to add to your account through new purchases, including purchases through reinvestment of dividends or capital gains distributions.

     You  may  invest in the Fund by purchasing  either
Class  A  or  Class  I  shares.   Fund  shares  may  be
purchased at a price equal to their net asset value (i) plus an initial charge imposed at the time of purchase
("Class A shares") or (ii) without any initial sales charge if the minimum investment is $5 million ("Class
I shares"). Certain purchasers of Class A shares may have the initial sales charge waived but become subject to a contingent deferred sales charge ("CDSC") on early redemptions of the shares. The Class A shares are also subject to a Rule 12b-1 plan pursuant to which an aggregate annual fee of 0.35% is charged on the average net assets of the Fund attributable to that class.

     The  Fund  is a long-term investment, intended  to
complement   your  other  investments.  Under   federal
securities laws, the Fund is "not diversified."   As  a
result, it may be more vulnerable than a "diversified" fund to fluctuations in the value of the companies in the Fund's portfolio.

     This  Prospectus contains information  you  should
consider before you invest in the Fund.  Please read it
carefully   and  keep  it  for  future  reference.    A
Statement  of  Additional Information ("SAI")  for  the
Fund,   dated  September  __,  1997,  contains  further
information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). The SAI, which may be revised from time to time, is available without charge upon request to the above-noted address, telephone number, or website.

                 ____________________

     THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED   OR
DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION
OR   ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR   ANY   STATE
SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR
ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

INVESTOR EXPENSES

     The following information is provided to help you
understand the various costs and expenses that you, as
an investor in the Fund, will bear directly or
indirectly.
                                                   Class A     Class I
                                                   ($5,000   ($5 million
                                                   minimum)    minimum)
Shareholder Transaction Expenses(1)

Maximum sales charge imposed on purchases
 (as  a percentage of offering price)               3.50%(2)     None
Maximum sales charge imposed on reinvested
 amounts                                            None         None
Deferred sales charge imposed on redemptions
(as a percentage of amount redeemed)                1.00%(3)     None
Redemption fee                                      None         1.00%(4)
Exchange fee                                        None         None

Annual Fund Operating Expenses (after waivers or reimbursements)
(as a percentage of average net assets)

Management fee                                      1.00%        1.00%
Rule 12b-1 fees(5)                                  0.35%        None
Other expenses (after waivers or
 reimbursements)(6)                                 0.15%        0.15%
Total operating expenses(6)                         1.50%        1.15%

____________

(1)In  addition  to  these expenses,  shareholders  who
   choose  to  redeem shares by wire will be charged  a
   $12 service fee.  See "Your Account."
(2)This  sales  charge  is  the maximum  applicable  to
   purchases of Class A shares.  Certain investors  may
   not  have  to  pay  this sales charge,  and  reduced
   sales    charges   are   available   under   certain
   circumstances.  See "Your Account."
(3)A CDSC of 1% may be imposed on redemptions of certain Class A shares which were purchased without a sales charge and redeemed within 24 months of purchase. See "Your Account."

(4)A   redemption   fee  of  1%  may  be   imposed   on
   redemptions of Class I shares made within 24 months of purchase. This fee becomes the property of the Fund. See "Your Account."


(5)See  "Distribution and Shareholder  Servicing  Plan"
   for  detailed information relating to the Rule 12b-1
   distribution   and   shareholder   servicing    plan
   ("Plan").  The Rule 12b-1 fee applicable to Class  A
   shares  is  currently set at 0.35%  of  the  average
   daily net asset value; however, the Plan allows  the
   Fund  to pay up to 0.50% in such fees.  Furthermore,
   while  the Fund currently has no intention of paying
   any  Rule 12b-1 fees in connection with the Class  I
   shares, the Plan allows the Fund to pay up to  0.50%
   in   such   fees.   Consistent  with  the   National
   Association  of Securities Dealers, Inc.'s  ("NASD")
   rules,   Rule  12b-1  fees  could  cause   long-term
   investors in the Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those rules.


(6)For  the  fiscal  year  ending September  30,  1998,
   Advisor  has  agreed  to waive  its  management  fee
   and/or  reimburse the Fund's operating  expenses  to
   the  extent necessary to ensure that (i)  the  total
   operating  expenses for the Class A  shares  do  not
   exceed  1.50% and (ii) the total operating  expenses
   for  the Class I shares do not exceed 1.15%.  "Other
   expenses"  have  been  estimated  for  the   current
   fiscal  year since the Fund did not begin operations
   until  October  1  1997, and are  presented  net  of
   reimbursements.  Absent these reimbursements,  other
   expenses and total operating expenses for the  Class
   A  shares  are  estimated to  be  0.40%  and  1.75%,
   respectively,   and   other   expenses   and   total
   operating  expenses  for  the  Class  I  shares  are
   estimated to be 0.40% and 1.40%, respectively.   For
   additional information, see "Fund Organization and Management."

Example

     You  would pay the following expenses on a  $1,000
investment, assuming a 5% annual return.


                Class A(1)+  Class A(2)+  Class A(1)++  Class A(2)++  Class I(3)+  Class I++
After 1 year       $50           $26          $50           $15            $22        $12
After 3 years      $81           $47          $81           $47            $37        $37

     __________

     + Assumes redemption at end of period.

     ++Assumes no redemption at end of period.

     (1)Only the 3.50% maximum sales charge
        imposed on purchases of Class A shares is reflected in the Example.

     (2)Only the 1% CDSC imposed on certain
         redemptions of Class A shares is reflected in the Example.


     (3)The 1% redemption fee imposed on certain redemptions of Class I shares is reflected in the Example.

     The Example is based on the above-described "Total
operating  expenses."  The amounts in the  Example  may
increase  absent  waivers or reimbursements.   REMEMBER
THAT   THE   EXAMPLE  SHOULD  NOT  BE   CONSIDERED   AS
REPRESENTATIVE  OF  PAST OR FUTURE  EXPENSES  AND  THAT
ACTUAL  EXPENSES  MAY  BE HIGHER OR  LOWER  THAN  THOSE
SHOWN.   The assumption in the Example of a  5%  annual
return is required by SEC regulations.  The assumed  5%
annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.

CONTENTS

INVESTOR EXPENSES                              inside front cover

HIGHLIGHTS                                                      8

INVESTMENT STRATEGY                                            10

IMPLEMENTATION OF POLICIES AND RISKS                           10

INVESTMENT OBJECTIVE AND RESTRICTIONS                          12

PRIOR PERFORMANCE OF INVESTMENT ADVISOR                        12

FUND ORGANIZATION AND MANAGEMENT                               15

YOUR ACCOUNT                                                   17

DETERMINATION OF NET ASSET VALUE                               25

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    25

TAX-SHELTERED RETIREMENT PLANS                                 26

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                      27

FUND PERFORMANCE                                               28

ADDITIONAL INFORMATION                         outside back cover


     No   person  has  been  authorized  to  give   any
information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

HIGHLIGHTS

What is the objective of the Fund?

     The Fund's goal is long-term capital appreciation.
The  Fund  seeks  to  achieve  its  goal  by  investing
primarily  in  common stocks of companies that  Advisor
believes  have the potential for revenue  and  earnings
growth  superior  to  that of  companies  with  similar
market  or business characteristics.  Advisor will  not
consider  dividend or interest income in the  selection
of   investments.    See  "Investment   Strategy"   and
"Investment Objective and Restrictions."

In what types of companies/securities will the Fund invest?

      Advisor  intends to invest primarily in  emerging
and  re-emerging  growth companies with small-to-medium
market  capitalizations and significant  potential  for
accelerating  earnings  growth.   An  emerging   growth
company  is  a newer business organized to  address  an
industry  niche, which may have unstable cash reserves,
but  the  potential to experience accelerating returns.
A re-emerging growth company is a more established firm
experiencing  a  potential  resurgence  in  sales   and
earnings due to new industry leadership, restructuring,
or  both.  Advisor believes that, as part of a complete
investment  program,  these  types  of  companies   may
present   an  opportunity  for  significant   long-term
appreciation in an investor's wealth.

     Under normal circumstances, the Fund will be fully invested in common stocks, except that a small portion of the Fund's assets may be held in short-term money market securities and cash to pay redemption requests and Fund expenses. Under unusual circumstances, as a defensive technique, the Fund may retain a larger portion of cash and/or invest more assets in money market instruments deemed by Advisor to be consistent with a temporary defensive posture. The Fund may but does not intend to leverage its assets or invest in options, futures, derivative contracts, or other exotic securities or arrangements. See "Implementation of Policies and Risks."

What are the potential risks of investing in the Fund?

     Because the Fund will invest primarily in small-to-
medium  capitalization stocks, which are more  volatile
than  investments in large companies, you should expect
that  the  value  of  the Fund's shares  will  be  more
volatile  than  the shares of a fund  that  invests  in
large  capitalization stocks.  Thus, especially in  the
short term, the share price will fluctuate and may,  at
redemption,  be worth more, or less, than  the  initial
purchase  price.   In addition, because  the  Fund  has
elected not to be subject to the diversification  rules
of  the  Investment  Company Act of  1940,  as  amended
("1940  Act"),  a relatively larger percentage  of  the
Fund's  assets  may  be invested  in  relatively  fewer
companies than is typical of other mutual funds.   This
concentration  may  increase volatility.   Because  the
Fund intends to qualify as a regulated investment company under federal income tax laws, it will be subject to the diversification requirements of the Internal Revenue Code of 1986, as amended ("Code").

      Other risks associated with investing in the Fund include:

       Liquidity   Certain  securities may be  difficult  or
       Risk:       impossible to sell at the time and  price
                   that the Fund seeks.


       Market      The  market value of a security will move
       Risk:       up and  down,  sometimes  rapidly   and
                   unpredictably due to sector rotation or other market trends.

       Opportunity An  investment opportunity may be  missed
       Risk:       because  the  assets  necessary  to  take
                   advantage  of  it  are tied  up  in  less
                   advantageous investments.
       Management  A  strategy used by Advisor may  fail  to
       Risk:       produce the intended result.


See "Implementation of Policies and Risks."

Is an investment in the Fund appropriate for me?

     The Fund is suitable for long-term investors only.
It   is  not  a  short-term  investment  vehicle.    An
investment in the Fund may be appropriate if you:

          seek long-term capital appreciation;

          seek a mutual fund for the aggressive equity portion of your portfolio;

          have no immediate financial requirements for this investment; and

          are willing to accept a high degree of volatility.

      The  Fund is designed for investors who have  the
financial ability to undertake greater risk in exchange
for  the opportunity to realize greater financial gains
in   the   future.   See  "Investment   Objective   and
Restrictions."

Who will manage my investment?

      Kopp  Investment  Advisors serves  as  investment
advisor  to  the Fund.  As of August 8,  1997,  Advisor
managed   over   $3.5   billion  for   individual   and
institutional  clients.   See  "Prior  Performance   of
Investment   Advisor"   and  "Fund   Organization   and
Management."

How can I buy or redeem Fund shares?

     Class A shares are offered at net asset value plus
a maximum initial sales charge of 3.50% of the offering
price.   The sales charge may be waived and/or  reduced
under certain circumstances.  If purchased with a sales
load, Class A shares may be redeemed at net asset value
without the payment of a redemption charge.  A CDSC  of
1%  may  be imposed upon redemptions of Class A  shares
made  within 24 months of purchase if the purchase  was
exempt from the initial sales charge because the amount
of  the  purchase was between $1 and $5  million.   For
minimum  investments of $5 million, Class I  shares  of
the  Fund are offered without a sales charge.  However,
a  1% redemption fee may be imposed upon Class I shares
sold  within  24 months of purchase.  In addition,  the
Fund   has   adopted  a  distribution  and  shareholder
servicing plan under Rule 12b-1 of the 1940 Act,  which
authorizes the Fund to pay a yearly distribution fee of
up  to 0.25% and a yearly shareholder servicing fee  of
up to 0.25% of the average daily net assets of the Fund
attributable  to  each  class.   For  the   foreseeable
future,  the Fund (i) intends to pay distribution  fees
of  0.10%  and servicing fees of 0.25% of  the  average
daily net assets attributable to the Class A shares and
(ii) intends to pay no Rule 12b-1 fees with respect  to
the   Class   I   shares.   See  "Your   Account"   and
"Distribution and Shareholder Servicing Plan."

     The  minimum initial investment in Class A  shares
is  $5,000  ($2,000  for retirement accounts),  with  a
minimum  subsequent investment of  $100.   The  minimum
initial  investment in Class I shares  is  $5  million,
with no minimum subsequent investment requirement.  The
minimum   initial   investment  using   the   Automatic
Investment Plan, which is only available for purchases of Class A shares, is $3,000 with a minimum automatic monthly investment of $50. These minimums may be changed or waived at any time by the Fund. See "Your
Account."

What is the policy regarding dividends and other distributions?

     You  should  not  expect income  from  this  Fund.
However,  as required by law, to avoid double taxation,
the  Fund will distribute substantially all of its  net
realized  capital gains and net investment  income,  if
any,  to  shareholders  annually  in  the  form  of   a
distribution and/or dividend, taxable to you as capital
gain  or  ordinary income.  In the absence of  specific
instructions   to   the  contrary,  distributions   and
dividends will be reinvested in additional Fund  shares
and will not be available for the payment of taxes.  To
the  extent  possible, Advisor intends to minimize  tax
consequences  to  investors  by  minimizing   portfolio
turnover.   See "Implementation of Policies and  Risks"
and  "Dividends,  Capital Gains Distributions  and  Tax
Treatment."

Who should I contact if I have questions?

     Any communications regarding a shareholder account
should be directed to your registered representative at
your  broker-dealer.  General inquiries  regarding  the
Fund   can  be  addressed  to  either  your  investment
professional or the Fund at the address, telephone number, or website listed on the cover page of this Prospectus.

INVESTMENT STRATEGY

     Advisor seeks investments in high-growth companies
that  have a small-to-medium market capitalization.   A
small-cap  company  would  typically  have   a   market
capitalization of up to $1 billion, while a  medium-cap
company would have a market capitalization of up to  $3
billion.   Advisor's general strategy is  to  be  fully
invested, holding securities for their long-term growth
potential  over  a  three-  to  five-year  time  frame.
Although  Advisor's  investment strategy  is  based  on
company  fundamentals, companies considered by  Advisor
to  be  "high growth" are often in the same or  related
market sectors.  Thus, the Fund may be heavily invested
in   a   single  sector.  One  sector,  however,   like
technology,   may   include  numerous   subsectors   or
industries,    like   networking,   telecommunications,
software,  semiconductors,  or  voice-processing.   The
Fund  may  be  concentrated in one sector, while  being
diversified among several industries.  In addition, the
Fund  may  take relatively large positions in a  single
issuer.   To  the  extent the Fund is concentrated,  it
will be susceptible to adverse economic, political, regulatory, or market developments affecting a single sector, industry, or issuer.


     When  making  purchase  decisions  for  the  Fund,
Advisor uses a "buy discipline" that involves three key
components:   research,  fundamentals,  and  valuation.
Advisor   gathers  research  on  potential   investment
candidates from a wide variety of sources.  To  further
qualify    prospective   investments,    it    analyzes
information    from   corporate   contacts,    industry
conferences, and visits with company management.   Once
the research phase is complete, Advisor reviews certain
fundamental  attributes  that  it  believes   a   "buy"
candidate  should  possess,  including  (i)  management
excellence, (ii) leading industry position or  product,
(iii)  projected annual revenue or sales growth of  15%
or  more and projected earnings growth of 20% or  more,
(iv)    significant   investment   in   research    and
development,   and   (v)  strong   financial   position
including a low debt to total capital ratio.   Finally,
Advisor values companies by considering price to  sales
ratios  and  price  to earnings ratios  within  a  peer
group.   For  companies  with earnings,  the  price  to
earnings  ratio  relative  to  a  company's  forecasted
growth  rate is the most important measure in Advisor's
quantitative   analytical   process.    Advisor    then
constructs a list of securities for the Fund and purchases them when their prices are within a pre-determined range. Companies are monitored continually for variations from expectations.


     Advisor makes sell decisions for the Fund based on
a    number    of    factors,   including   significant
deterioration in a company's underlying fundamentals, strong price appreciation suggesting an overweighted position or overvalued security, change in theme or sector orientation, or better relative value in other securities.

IMPLEMENTATION OF POLICIES AND RISKS

      In implementing its investment strategy, the Fund
may   use   the  following  securities  and  investment
techniques.   Some of these securities  and  investment
techniques involve special risks, which are described below, elsewhere in this Prospectus, and in the Fund's
SAI.

Common Stocks and Other Equity Securities

      The  Fund will invest in common stocks and  other
equity securities.  Other equity securities may include
depositary  receipts and warrants and other  securities
convertible or exchangeable into common stock.   Common
stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

Small Capitalization Companies

      Not  only will the Fund invest in common  stocks,
but  it will invest a substantial portion of its assets
in   the  common  stocks  of  small  companies.   While
companies with a smaller market capitalization have the
potential  for  significant capital  appreciation,  the
equity  securities  of  these  companies  also  involve
greater  risks than larger, more established companies.
Small-cap  companies may lack the management experience
or depth, financial resources, product diversification,
and  competitive strength of large-cap companies.   The
market for small-cap securities is generally less liquid and subject to greater price volatility than the market for large-cap securities.

Non-Diversification and Sector Concentration

     As a "non-diversified" fund, the Fund is permitted
to  invest  its  assets  in a more  limited  number  of
issuers  than  other investment companies.   Under  the
Code,  however, for income tax purposes, the  Fund  (i)
may  not  invest  more than 25% of its  assets  in  the
securities  of any one company or in the securities  of
any two or more companies controlled by the Fund which,
pursuant  to regulations under the Code, may be  deemed
to  be  engaged in the same, similar, or related trades
or  businesses  and (ii) with respect  to  50%  of  its
assets,  may not invest more than 5% of its  assets  in
the  securities of any one company and may not own more
than  10%  of  the outstanding voting securities  of  a
single  company.   Thus,  as a  "non-diversified"  fund
under  the 1940 Act, the Fund may invest up to  50%  of
its   assets  in  the  securities  of  as  few  as  two
companies, up to 25% each, so long as the Fund does not control the two companies or so long as the two companies are engaged in different businesses, and up to 50% of its assets in the securities of as few as ten companies, up to 5% each, provided that, in any event, the Fund does not own in excess of 10% of any company's outstanding voting stock. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise unable to meet its obligations.

     The  Fund intends to invest more than 25%  of  its
assets in securities of companies in one or more market
sectors, such as the technology or health-care  sector.
A market sector may be made up of companies in a number
of   different   industries.   The   Fund   will   only
concentrate  its  investments in  a  particular  market
sector   if   Advisor  believes  that   the   potential
investment   return  justifies  the   additional   risk
associated with concentration in that sector.

Portfolio Turnover

     A  change in the investments held by the  Fund  is
known  as  "portfolio  turnover."   Portfolio  turnover
generally  involves some expense to the Fund, including
brokerage  commissions  or dealer  mark-ups  and  other
transaction  costs  on  the  sale  of  securities   and
reinvestment  in  other  securities.   Such  sales  may
result in realization of taxable capital gains.   Under
normal  market  conditions, the  anticipated  portfolio
turnover rate for the Fund is expected to be under  50%
annually.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares,  to  meet  ordinary daily cash  needs,  and  to
retain  the flexibility to respond promptly to  changes
in  market  and economic conditions, Advisor  may  hold
cash  and/or  invest  all or a portion  of  the  Fund's
assets  in  money market instruments, which are  short-
term  fixed-income  securities issued  by  private  and
governmental institutions.  It is impossible to predict
when   or   for  how  long  Advisor  may  employ   such
strategies.  Money market instruments in which the Fund
may  invest include securities issued or guaranteed  by
the  U.S.  government or its agencies (Treasury  bills,
notes,  and  bonds); obligations of  banks  subject  to
regulation  by  the  U.S.  government;  obligations  of
savings banks and savings and loan associations;  fully
insured certificates of deposit; commercial paper rated
within  the  two  highest grades by  Moody's  Investors
Service,   Inc.  ("Moody's")  or  Standard   &   Poor's
Corporation ("S&P") or, if not rated, issued by a company having an outstanding debt issue rated Aaa by Moody's or AAA by S&P; and securities issued by registered investment companies holding themselves out as money market funds. See the SAI for a more detailed description of the money market instruments in which the Fund may invest.

INVESTMENT OBJECTIVE AND RESTRICTIONS

      The  Fund's investment objective is to seek long-
term  capital appreciation.  This investment  objective
is   fundamental   and   cannot  be   changed   without
shareholder  approval.  Under normal market conditions,
the  Fund  will  attempt to achieve this  objective  by
investing  at least 65% of its assets in common  stocks
of  emerging  and  re-emerging  growth  companies.   In
general,   investments  in  these  types  of  companies
involve   greater  risks  than  investments   in   more
established  companies.  Because of the risks  inherent
in  this investment strategy, there can be no assurance
that  the  Fund will meet its investment  objective  or
that  shares  in  the  Fund  will  be  worth  more   at
redemption than at acquisition. The Fund may also hold cash and money market instruments to provide the Fund with liquidity and flexibility.

     In   addition,   the  Fund  has  adopted   certain
fundamental investment restrictions on its investments and other activities that, like the Fund's investment objective, may not be changed without shareholder approval.

         Limitation on Industry Concentration: The Fund may not invest more than 25% of its assets in securities of companies in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

         Limitation on "Senior Securities": The Fund may not issue senior securities, except as permitted under the 1940 Act.

     These    fundamental   investment    restrictions,
together with all of the Fund's fundamental investment restrictions and non-fundamental investment policies, are described in greater detail in the Fund's SAI.

PRIOR PERFORMANCE OF INVESTMENT ADVISOR

     The  following  table  shows Advisor's  historical
composite performance data for all actual, fee  paying,
discretionary private accounts managed by Advisor,  for
the periods indicated, that have investment objectives,
policies,  strategies, and risks substantially  similar
to  those  of  the  Fund.  Since inception  of  Advisor
through  1996,  these  accounts have  shown  an  annual
return of approximately 36%.  The private accounts that
are included in Advisor's composite are not subject  to
the same types of expenses to which the Fund is subject
nor  to  the  specific tax restrictions and  investment
limitations  imposed on the Fund by the  Code  and  the
1940  Act.   Consequently, the performance results  for
Advisor's composite could have been adversely  affected
if  the private accounts included in the composite  had
been  regulated  as  investment  companies  under   the
federal tax and securities laws. The data is provided to illustrate the past performance of Advisor in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of the future performance of the Fund or Advisor.

     Advisor's   performance   information   has   been
calculated in accordance with recommended standards  of
the  Association for Investment Management and Research
("AIMR"),  retroactively applied to all  time  periods.
All returns presented were calculated on a total return
basis  and include all dividends and interest, if  any,
accrued  income,  if any, and realized  and  unrealized
gains and losses.  Cash and equivalents are included in
performance   returns.   Total  return  is   calculated
monthly in accordance with the "time-weighted" rate  of
return  method  provided  for by  the  AIMR  standards,
accounted  for on a trade-date and accrual  basis.   No
leveraged positions were utilized. Principal additions and withdrawals are weighted in computing the monthly returns based on the timing of these transactions. The monthly returns are geometrically linked to derive annual total returns.


     Advisor's performance information does not reflect any fees or expenses actually incurred by the private accounts, but has been reduced by the projected annual operating expenses (after waivers or reimbursements for the Fund's first year) for the Fund's Class A shares as set forth under "Investor Expenses" on the inside cover page of the Prospectus. The performance results would be different for a comparable Class I investment.

          Private Account Performance History

     Year  1st Qtr  2nd Qtr  3rd Qtr  4th Qtr   Annual
                                                Return

     1990  *        *        -27.06%  28.68%   *
     1991  32.76%   4.27%    10.61%   31.50%   102.38%
     1992  -10.88%  -4.27%   17.45%   33.80%   34.48%
     1993  -2.46%   30.37%   21.20%   2.70%    58.90%
     1994  -10.59%  -6.71%   22.21%   23.46%   26.16%
     1995  5.38%    17.07%   14.00%   -7.15%   30.93%
     1996  -0.36%   9.47%    1.17%    0.23%    10.73%
     1 Year Rate of Return (12/31/95 -         10.73%
      12/31/96)
     3 Year Rate of Return - Annualized        22.30%
      (12/31/93 - 12/31/96)
     5 Year Rate of Return - Annualized        31.35%
      (12/31/91 - 12/31/96)

     * Not applicable

                Growth of a Unit Value
         December 31, 1991 - December 31, 1996

     The graphic on page 11 of the Prospectus contains a chart which plots the 5 year growth of $10,000 invested on December 31, 1991. The graphic compares the Advisor's composite performance of this investment to the Russell 2000. In addition, the information presented assumes payment of the maximum Class A sales charge of 3.50% at the time of initial investment The plot points for the graphic are as follows (numbers are in thousands):


     Time Period         Advisor      Russell 2000
                12-31-91   $9.65          $10.00
    12-31-91 to 03-31-92    8.64           10.73
    03-31-92 to 06-30-92    8.30           9.93
    06-30-92 to 09-30-92    9.78           10.16
    09-30-92 to 12-31-92   13.12           11.64
    12-31-92 to 03-31-93   12.85           12.07
    03-31-93 to 06-30-93   16.80           12.29
    06-30-93 to 09-30-93   20.42           13.32
    09-30-93 to 12-31-93   21.05           13.61
    12-31-93 to 03-31-94   18.90           13.22
    03-31-94 to 06-30-94   17.70           12.65
    06-30-94 to 09-30-94   21.70           13.49
    09-30-94 to 12-31-94   26.87           13.18
    12-31-94 to 03-31-95   28.42           13.73
    03-31-95 to 06-30-95   33.37           14.93
    06-30-95 to 09-30-95   38.17           16.34
    09-30-95 to 12-31-95   35.59           16.64
    12-31-95 to 03-31-96   35.59           17.42
    03-31-96 to 06-30-96   39.09           18.25
    06-30-96 to 09-30-96   39.70           18.24
    09-30-96 to 12-31-96   39.93           19.09

     Advisor Composite Performance (US$)
     RUSSELL 2000 (US$)

         Average Annualized Return in Percent

   Period Ending
 December 31, 1996     Advisor Composite        Russell 2000
                          Performance

       1 Year               10.73%                  14.76%
       2 Years              20.41%                  20.35%
       3 Years              22.30%                  11.93%
       4 Years              28.74%                  13.18%
       5 Years              31.35%                  13.81%
       6 Years              41.18%                  18.32%


               Annualized Rate of Return
     December 31, 1991, through December 31, 1996

     The graphic on page 12 of the Prospectus contains a bar chart which shows the annualized rate of return from December 31, 1991 through December 31, 1996 for the Advisor composite versus the NASDAQ OTC Index, the Russell 2000 and the S&P 500 Index. The annualized rate of return for the Advisor composite was 31.35% versus 17.10%, 13.18% and 15.20% for the NASDAQ OTC
Index, the Russell 2000 Index and the S&P 500 Index, respectively.


FUND ORGANIZATION AND MANAGEMENT

Organization

      The  Fund  is  a  series of  common  stock  of  a
corporation,   Kopp  Funds,  Inc.  ("Corporation"),   a
Minnesota  company incorporated on June 12, 1997.   The
Corporation  is  authorized to issue shares  of  common
stock  in  series  and classes.  Each share  of  common
stock  of  each class of shares of the Fund is entitled
to  one vote, and each share is entitled to participate
equally in dividends and capital gains distributions by
the  respective  class of shares and  in  the  residual
assets  of the respective class of shares in the  event
of  liquidation.  However, each class of  shares  bears
its  own expenses, is subject to its own sales charges,
if  any,  and  has exclusive voting rights  on  matters
pertaining to the Rule 12b-1 plan as it relates to that
class.  No certificates will be issued for shares  held
in   your  account.   You  will,  however,  have   full
shareholder rights. Generally, the Fund will not hold annual shareholders' meetings unless required by the 1940 Act or Minnesota Law. As of September 30, 1997,
Advisor owned a controlling interest in the Fund.

Management

     Under  the  laws  of the State of  Minnesota,  the
Board  of  Directors of the Corporation is  responsible
for managing its business and affairs.  The Corporation
has  entered into an Investment Advisory Agreement with
Advisor   under  which  Advisor  manages   the   Fund's
investments  and  business  affairs,  subject  to   the
supervision  of the Corporation's Board  of  Directors.
Kopp Holding Company ("KHC"), which is wholly-owned  by
LeRoy   C.   Kopp,  provides  office  space   for   the
Corporation  and pays the salaries, fees, and  expenses
of   all  the  Corporation's  officers  and  interested
directors.


     Advisor.    Advisor  is  a  Minnesota  corporation
organized  in  March 1990.  Advisor is  a  wholly-owned
subsidiary of KHC and controlled by LeRoy C. Kopp,  the
President  and Chief Investment Officer of Advisor  and
the  sole  shareholder  of KHC.  Under  the  Investment
Advisory  Agreement, the Corporation  pays  Advisor  an
annual  management fee of 1.00% of the  Fund's  average
daily  net assets attributable to each class of shares.
The  advisory  fee is accrued daily and  paid  monthly.
For  the fiscal year ending September 30, 1998, Advisor
has agreed to waive
its management fee and/or reimburse
Fund  operating  expenses to the  extent  necessary  to
ensure  that (i) the total operating expenses  for  the
Class A shares do not exceed 1.50% of average daily net
assets  and (ii) the total operating expenses  for  the
Class I shares do not exceed 1.15% of average daily net
assets.    Total  operating  expenses  exclude   taxes,
interest,  and  extraordinary expenses.   After  fiscal
1998, Advisor may from time to time voluntarily (but is not required to) waive all or a portion of its fee and/or reimburse all or a portion of class operating expenses. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the applicable class and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.


     Under the Investment Advisory Agreement, not  only
is  Advisor  responsible for management of  the  Fund's
assets,   but  also  for  portfolio  transactions   and
brokerage. Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund, subject to the requirements of best execution. Please refer to the SAI for more details. The Fund is the first, and currently the only, mutual fund for which Advisor serves as investment advisor.

     Portfolio Managers. The following individuals are co-managers of the Fund:

     President and Chief Investment Officer of Advisor,
LeRoy  C.  Kopp,  is  a graduate of the  University  of
Minnesota,  where he received a Bachelor's Degree  with
Distinction  in  Business  Administration.   Prior   to
founding Advisor in 1990, Mr. Kopp spent 30 years  with
Dain  Bosworth  Inc., where he was the manager  of  the
Edina,  Minnesota, branch and a Senior Vice  President.
Mr.   Kopp  has  received  a  number  of  business  and
community  honors and awards, including  Upper  Midwest
Entrepreneur of the Year for Emerging Companies.


     Senior   Vice  President  of  Advisor,  Sally   A.
Anderson, graduated from Northwestern University with a
B.S.  in  Business  Administration/Finance.   Prior  to
joining  Advisor  in  1991,  Ms.  Anderson  served   as
Assistant Director of Research for Dain Bosworth  Inc.,
with  whom  she  was  associated  for  26  years.   Ms.
Anderson is a Chartered Financial Analyst and a member of the Twin Cities Society of Security Analysts, where she served as President in 1997.


     Vice President of Advisor, Steven F. Crowley, is a
graduate of the University of Chicago, where he  earned
a  B.A. in Economics.  Before joining Advisor in  1994,
Mr.  Crowley was Executive Vice President and  Director
of   Research  at  Summit  Investment  Corporation   in
Minneapolis,  Minnesota, a position  he  held  for  one
year,  where  he served as the Senior Analyst  covering
emerging   growth   companies  in  the   health   care,
environmental, and technology sectors.  For four  years
before  that,  Mr.  Crowley was  a  Vice  President  of
Research at Craig Hallum, Inc., in Minneapolis.  He has
also   been  associated  with  J.P.  Morgan  Investment
Management  and  Market Guide, Inc.  in  an  investment
research   capacity.   Mr.  Crowley  is   a   Chartered
Financial  Analyst  and a member  of  the  Twin  Cities
Society of Security Analysts.


Custodian and Transfer Agent

     Firstar   Trust   Company  ("Firstar")   acts   as
custodian  of  the Fund's assets ("Custodian")  and  as
transfer   agent  for  the  Fund  ("Transfer   Agent").
Firstar  serves as custodian, transfer agent, or  both,
to    over   250   registered   investment   companies,
representing approximately $68 billion in total assets.

Administrator

     Pursuant to an Administration Servicing Agreement,
Firstar  also  performs  certain  compliance  and   tax
reporting  functions for the Fund.  For these services,
Firstar  receives from the Fund a fee,  computed  daily
and  payable  monthly, based on the Fund's average  net
assets  at  the annual rate of .06 of 1% on  the  first
$100  million, .05 of 1% on the next $100 million,  and
 .03  of  1%  on  average net assets in excess  of  $400
million, subject to an annual minimum of $50,000, plus out-of-pocket expenses.

Distributor

     Centennial   Lakes  Capital,  Inc.,  a  registered
broker-dealer   and  member  of  the  NASD,   acts   as
distributor  of the Fund's shares ("Distributor").   As
compensation for its services, the Distributor may retain a portion of (i) the initial sales charge from purchases of Class A shares, (ii) the CDSC from redemptions of Class A shares, if applicable, and (iii) the Rule 12b-1 fees payable with respect to Class A shares.


     From  time  to time, the Distributor may implement
programs  to  promote the sale of Class A shares  under
which  a  sales  force may be eligible to  win  nominal
awards  for  certain sales efforts or under  which  the
Distributor will reallow to sponsors of or participants
in  sales  contests or recognition programs  all  or  a
portion  of the total applicable sales charges  on  the
sales  generated  at the public offering  price  during
such   programs.    Also,  in   its   discretion,   the
Distributor   may  from  time  to  time,  pursuant   to
objective  criteria it establishes, pay  fees  to,  and
sponsor  business seminars for, qualifying brokers  for
certain  services  or  activities  that  are  primarily
intended  to  result in sales of Class A shares.   Fees
may  include  payment  for travel  expenses,  including
lodging,  incurred in connection with  trips  taken  by
invited registered representatives and members of their
families  to  locations within or  outside  the  United
States  for meetings or seminars of a business  nature.
All   of  the  foregoing  payments  are  made  by   the
Distributor out of its own assets.  These programs will
not  change  the price you will pay for shares  or  the
amount that the Fund will receive from such a sale.  No
such  programs  or  additional  compensation  will   be
offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the NASD.
The Distributor is an affiliate of Advisor.

Fund Expenses

      The  Fund  is  responsible for its own  expenses,
including    interest   charges;    taxes;    brokerage
commissions;  organizational  expenses;   expenses   of
registering  or  qualifying shares for  sale  with  the
states   and   the  SEC;  expenses  of   issue,   sale,
repurchase,  or  redemption  of  shares;  expenses   of
printing  and distributing reports and prospectuses  to
existing  shareholders; charges of custodians; expenses
for   accounting,  administrative,  audit,  and   legal
services; fees for outside directors; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


YOUR ACCOUNT

Choosing a Class

     The  Fund offers two classes of shares:   Class  A
and  Class I.  Class A shares are designed for "retail"
investors, with a minimum initial investment of  $5,000
($2,000 for retirement accounts). Class I shares are designed for "institutional" investors, with a minimum initial investment of $5 million. Each class has its own cost structure.

             Class A                     Class I

       Front-end sales             No front-end sales
       charges with break          charges.
       points and certain
       exceptions.                 Redemption fee
                                   payable on certain
       Contingent                  redemptions.
       deferred sales charge
       imposed on certain          No current Rule
       redemptions.                12b-1 expenses.

       Current Rule 12b-1
       expenses, 0.35% of
       average net assets.

Class A Shares

     Class A shares are offered and sold on a continual basis at the next offering price ("Offering Price"), which is the sum of the net asset value per share and the sales charge indicated below:

                                    Total Sales Charge

                                                            Portion of
                         As a Percentage  As a Percentage  Offering Price
Your Investment            of Offering        of Your       Retained by
                              Price         Investment    Broker-Dealers*
Up to $100,000                3.50%            3.63%           3.00%
$100,001 - $250,000           3.00%            3.09%           2.50%
$250,001 - $500,000           2.00%            2.04%           1.50%
$500,001 - $1,000,000         1.00%            1.01%           0.50%
$1,000,001 - $5,000,000**     None             None            None***

____________

*At the discretion of the Distributor, all sales charges may at times be paid to the broker-dealer, if any, involved in the trade. A broker-dealer paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act of 1933, as amended.

**A 1% CDSC may be imposed on redemptions of all or part of an investment of $1 million or more in Class A shares redeemed within 24 months of purchase.

***The  Distributor may, in its discretion,  pay  a  1%
commission  to  broker-dealers  who  initiate  and  are
responsible for purchases of Class A shares between  $1
- $5 million.


     No  sales charge is imposed on the reinvestment of
dividends  or  capital  gains or  on  certain  exchange
transactions.   For information on how  to  reduce  the
sales charge payable upon the purchase of Fund shares or whether you qualify to purchase shares at net asset value, see "Class A Front-End Sales Charge Waivers and
Reductions." Class A shares are also currently subject to Rule 12b-1 fees in an aggregate amount of 0.35% of the average daily net assets attributable to such shares, although the Plan, which is described in more detail under "Distribution and Shareholder Servicing
Plan," permits the payment of up to 0.50% in such fees.

     Investments in Class A shares above $1 million are
not  assessed an initial sales load.  However, you will
be  charged  a  1%  CDSC on shares redeemed  within  24
months  of  purchase.  For purposes of  the  CDSC,  all
purchases  made during a calendar month are counted  as
having  been made on the last day of that  month.   The
CDSC is based on the lesser of the current market value
or  the actual purchase price of the shares being sold,
and  is  not  imposed on shares acquired by reinvesting
dividends or capital gains.  To avoid the imposition of
the  CDSC, the Fund will first sell any shares held  in
your  account  that are not subject to the  CDSC.   The
imposition   of   the  CDSC  may  be  waived   by   the
Distributor.  See "Class A CDSC Waivers."

Class I Shares

     Class I shares are offered and sold on a continual
basis  at  their  net asset value without  any  initial
sales charge.  However, you may be charged a redemption
fee  of  1%  of  the  value of the shares  redeemed  on
redemptions  made  within 24 months  of  purchase.   In
addition,   as   described   in   more   detail   under
"Distribution and Shareholder Servicing Plan," the Fund has adopted a Rule 12b-1 plan with respect to the Class
I shares which permits the payment of up to 0.50% in Rule 12b-1 fees. For the foreseeable future, however, the Fund has no intention of paying any distribution or servicing fees in connection with the Class I shares.

Class A Front-End Sales Charge Waivers and Reductions

     Waivers for Certain Investors. Class A shares are offered at net asset value to the following individuals and institutions due to anticipated economies of scale in sales efforts and expense:

         certain retirement plans, such as profit-sharing, pension, 401(k), and simplified employee pension plans (SEP's and SIMPLE's), subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by the Distributor (currently, those criteria require that the employer establishing the plan have 200 or more eligible employees or that the amount invested total at least $1 million within 13 months of the initial investment);

       persons who have taken a distribution from a retirement plan invested in Class A or Class I shares of the Fund, to the extent of the distribution, provided that, the distribution is reinvested within 90 days of the payment date;

       government entities that are prohibited from paying mutual fund sales charges;

       registered broker-dealers who have entered into a selling or service agreement with the Distributor and who have achieved certain sales objectives of the Fund, for their investment accounts only, and certain employees of such broker-dealers, and their spouses, children, grandchildren, and parents, in accordance with the internal policies and procedures of the employing broker-dealer;


       owners of private accounts managed by Advisor who either purchase Fund shares within one year of the Fund's inception or who, within the Advisor's sole discretion, are no longer eligible for separate account management by Advisor and who in either case liquidate their private account and purchase Fund shares with the proceeds within 90 days of the liquidation;

       trust companies investing $1 million or more for common trust or collective investment funds;

       registered investment companies;

       any person who purchases shares of the Fund with redemption proceeds from a money market fund; provided, however, that the sales charge waiver provided by this exception shall only be available (i) for one such purchase within 12 months of the redemption, (ii) to persons who immediately prior to their investment in the money market fund were shareholders of the Fund, and (iii) to the extent of the investment in the money market fund being redeemed;


       "wrap accounts" for the benefit of clients of registered broker-dealers having a selling or service agreement with the Distributor; and


       any person who purchases shares of the Fund with redemption proceeds from a registered investment company other than the Fund and on which the investor paid either a front-end sales charge or a contingent deferred sales charge; provided that the proceeds are invested in the Fund within 10 days of the redemption.


     Please contact your investment professional, the Distributor, or the Transfer Agent for more information on purchases at net asset value.


     Reducing  Sales Charges.  If you are not  eligible
for  a  waiver, there are two ways that you can combine
multiple  purchases of Class A shares to take advantage
of   the  breakpoints  in  the  sales  charge  schedule
including:


         Rights of Accumulation. The Fund offers a Right of Accumulation ("ROA") allowing you to purchase Class A shares at the sales charge applicable to the sum of
       (a) the dollar amount then being purchased, plus (b) the higher of either (i) the current market value (calculated at the applicable Offering Price) or (ii) the actual purchase price of all Fund shares already held by you and your spouse and minor children or you and members of a qualified group. A "qualified group" is one that was formed at least one year prior to the ROA purchase, has a purpose other than buying Fund shares at a discount, has more than 10 members, can arrange meetings between the Distributor and group members, agrees to include Fund literature in mailings to its members, agrees to arrange for payroll deductions or other bulk transmissions of investments to the Fund, and meets other uniform criteria that allow the Distributor to achieve cost savings in distributing shares of the Fund. To receive an ROA, at the time of purchase, you must give your investment professional, the Distributor, or the Transfer Agent sufficient information to determine whether the purchase will qualify for the reduced sales charge.

       Letter of Intent. You may also immediately qualify for a reduced sales charge on the purchase of Class A shares by completing the Letter of Intent section of the account application ( "LOI"). By completing the LOI, you express an intention to invest during the next 13-month period a specified amount (minimum of at least $100,001) which, if made at one time, would qualify for a reduced sales charge. Any shares you own on the date you execute the LOI may be used as a credit toward the completion of the LOI. However, the reduced sales charge will only be applied to new purchases. Any redemptions made during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 13-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, you will be required to pay the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 13-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge. Signing a LOI does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge. For more information on the LOI, please contact your investment professional, the Distributor, or the Transfer Agent.

Class A CDSC Waivers


      The primary purpose of the CDSC is to encourage long-term investing in the Fund. Accordingly, the CDSC on Class A shares may be waived if:


       the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) of the shareholder occurring after the purchase of the shares being redeemed;


       the selling broker-dealer elects to waive receipt of the commission normally paid at the time of sale; or


       the Distributor, in its sole discretion, deems the application of the CDSC inequitable under the circumstances of the redemption.

 Investing in the Fund

     Before  opening an account and investing  in  Fund
shares,    you    should   contact   your    investment
professional.  Then, you should:

     (1)  Read this Prospectus carefully.

     (2)  Determine how much you would like to  invest.
          The minimum initial investment requirements are:

          (a)  Class A shares:

               Non-retirement account:                 $5,000

               Retirement account:                     $2,000

               Automatic Investment Plan ("AIP"):      $3,000
               (to maintain the plan, you must invest
               at least $50 per month)

               Subsequent investments:                  $100 or more

          (b)  Class I shares:

               All accounts:                      $5 million

               Subsequent investments:            No minimum

          The  Fund  may change or waive these minimums
          at  any  time; you will be given at least  30
          days' notice of any increase in the minimum dollar amount of purchases.

     (3)  Complete the appropriate parts of the account
          application,    carefully    following    the
          instructions. If you have questions, please contact your investment professional or the Fund at 1-888-533-KOPP. Account applications will be accepted by the Distributor, the Transfer Agent, or investment professionals who have entered into a selling or service agreement with the Distributor.

     (4)  Make   your  initial  investment,   and   any
          subsequent    investments,   following    the
          instructions set forth below.

Buying Shares

      Opening  an Account.  You may open an account  by
completing an account application and paying  for  your
shares  by  check, exchange, or wire.  All new  account
applications   should  be  given  to  your   investment
professional  or  forwarded to the Distributor  or  the
Transfer  Agent, whose addresses appear on  the  inside
back  cover  page of this Prospectus.   The  price  per
share  will  be  the net asset value  (plus  applicable
sales  charge  in  the  case of Class  A  shares)  next
computed  after the time the application and funds  are
received  in proper order by the Transfer  Agent.   See
"Determination of Net Asset Value."  The Fund does  not
consider  the U.S. Postal Service or other  independent
delivery services to be its agents; therefore,  deposit
in  the  mail or with such services, or receipt at  the
Transfer   Agent's   post  office  box,   of   purchase
applications  does  not  constitute  receipt   by   the
Transfer Agent.  A confirmation indicating the  details
of  each  purchase  transaction will  be  sent  to  you
promptly.  The Fund may refuse any purchase order it if
believes a previous pattern of excessive purchases  and
redemptions  or  exchanges has been established  by  an
account.   Excessive trading (including market  timing)
can  hurt  a  shareholder's and the Fund's performance.
Accounts under common ownership or control will be considered one account for this purpose.

     By check

          Make out a check for the investment amount, payable to "Kopp Emerging Growth Fund." Payment should be made in U.S. funds by check drawn on a U.S. bank, savings and loan, or credit union. Neither cash nor third-party checks will be accepted.

         You may be charged a transaction fee in addition to the sales charge with respect to Class A shares sold by certain broker-dealers.

         If your check does not clear, you will be charged a $20 service fee. You will also be responsible for any losses suffered by the Fund as a result.

         All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase application in whole or in part.

     By exchange

         You may exchange Class A shares for Class I shares at any time if you meet the Class I minimum initial investment requirement. The value of the shares to be exchanged will be the net asset value (less the CDSC, if applicable) after receipt of instructions for exchange. Likewise, the price of the shares being purchased will be the net asset value after receipt of instructions for exchange.

       You may also exchange shares of the Fund for shares of the Portico Money Market Fund, a no-load money market fund managed by an affiliate of Firstar. The Portico Money Market Fund is unrelated to the Corporation or the Fund. This exchange privilege is a convenient way to buy shares in a money market fund in order to respond to changes in your goals or market conditions. The value of the shares to be exchanged will be the net asset value (less the redemption fee, if applicable, with respect to Class I shares or the CDSC, if applicable, with respect to Class A shares) after receipt of instructions for exchange. The price of the shares being purchased will be at net asset value. Before exchanging into the Portico Money Market Fund, please read the applicable prospectus, which may be obtained by calling 1-888-533-KOPP, and open an account in the Portico Money Market Fund.

       The Fund reserves the right to modify or terminate the exchange privilege at any time.

       Call the Transfer Agent at 1-888-533-KOPP to request instructions for an exchange.

       An exchange is not a tax-free transaction.

     By wire


           Instruct your bank to follow the following instructions when wiring funds:

          Wire to:       Firstar Bank Milwaukee, N.A.
                         ABA Number 075000022

          Credit:        Firstar Trust Company
                         Account 112-952-137

  Further credit:        Kopp Emerging Growth Fund
                        (class of shares being purchased)
                        (shareholder account number)
                        (shareholder name/account
                        registration)

       Please call 1-888-533-KOPP prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions.

       The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     Adding to an Account. You may add to your account by check, exchange, or wire. A confirmation indicating the details of each subsequent purchase transaction will be sent to you promptly. Obtain your account number by reviewing your account statement or by calling your investment professional, the Distributor, or the Transfer Agent.

     By check

       Make out a check for the investment amount, payable to "Kopp Emerging Growth Fund." Neither cash nor third-party checks will be accepted.

       Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying your account number and the name(s) in which the account is registered.

       Deliver the check and your investment slip or note to your investment professional, the Distributor, or the Transfer Agent.

     By exchange

       Call the Transfer Agent at 1-888-533-KOPP to request instructions for an exchange.

     By wire

       Follow the wire instructions used to open an account.

     Automatic    Investment   Plan.    The   Automatic
Investment  Plan  ("AIP") is a method of  using  dollar
cost  averaging, which is an investment  strategy  that
involves investing a fixed amount of money at a regular
time  interval.  By always investing the  same  amount,
you  will  be purchasing more shares when the price  is
low  and  fewer shares when the price is  high.   Since
such   a   program   involves   continuous   investment
regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels. A program of regular investment cannot ensure a profit or protect against a loss from declining markets.


     The  AIP  allows  you to make regular,  systematic
investments  in  Class A shares of the Fund  from  your
bank  checking account.  The minimum initial investment
for  investors using the AIP is $3,000.  If  you  elect
this   option,   all   dividends  and   capital   gains
distributions will be automatically reinvested in  Fund
shares.   The sales charge on future purchases  may  be
reduced  using  the Fund's ROA or LOI.   See  "Class  A
Front-End  Sales  Charge Waivers and  Reductions."   To
establish the AIP, complete the appropriate section in the account application. Under certain circumstances
(such as discontinuation of the AIP before the minimum initial investment is reached), the Fund reserves the right to close your account. Prior to closing any account for failure to reach the minimum initial investment, the Fund will give you written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. Your account may be closed in periods of declining share prices.


     Under the AIP, you may choose to make investments on certain days of each month (at least seven days apart) in amounts of $50 or more. There is no service fee charged by the Fund for participating in the AIP.
However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone of your intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking account. You can set up the AIP with most financial institutions.

     Special  Note on Investing in the Fund.  When  the
Fund's assets total $1 billion, no new accounts,  other
than  certain  qualified  retirement  plans,  will   be
accepted. If you are a shareholder of record at that time, however, you will be able to continue to add to your account through new purchases, including purchases through reinvestment of dividends or capital gains distributions.

Redeeming Shares

     To  Redeem  Some or All of Your Shares.   You  may
request  redemption of part or all of your Fund  shares
at any time.  The price per share will be the net asset
value  next computed (less the redemption fee or  CDSC,
if applicable) after the time the redemption request is
received  in  proper form by the Transfer  Agent.   See
"Determination of Net Asset Value."  The Fund does  not
consider  the U.S. Postal Service or other  independent
delivery services to be its agents; therefore,  deposit
in  the  mail or with such services, or receipt at  the
Transfer   Agent's  post  office  box,  of   redemption
requests  does not constitute receipt by  the  Transfer
Agent.   The  Fund  normally will mail your  redemption
proceeds  within one or two business days and,  in  any
event,  no later than seven business days after receipt
by  the Transfer Agent of a redemption request in  good
order.   However,  the  Fund  may  hold  payment  until
investments  which  were made by check,  telephone,  or
pursuant to the AIP have been collected (which may take
up  to 15 days from the initial investment date).  What
follows  is  a  listing  of  the  various  options  for
redemptions.   Redemptions  may  be  made  by   written
request, telephone, wire, or exchange.

     By written request

       Write a letter of instruction indicating the Fund name, your share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

       Include  all  signatures and any  additional
       documents  that may be required.   See  "Special
       Situations," below.

       Forward the materials to the Transfer Agent.

       A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

     By telephone

       Fill out the "Telephone Redemption" section of your new account application.

       To place your redemption order, you may call
       1-888-533-KOPP.


       Redemption requests by telephone are available for redemptions of $1,000 to $75,000. Redemption requests for less than $1,000 or more than $75,000 must be in writing.

       Proceeds redeemed by telephone will be mailed or wired only to your address or bank of record as shown on the records of the Transfer Agent.

       In order to arrange for telephone redemptions after an account has been opened or to change the bank, account, or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account, with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees, and guardians. See "Special Situations."

       The Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.

       Once you place a telephone redemption request, it cannot be canceled or modified.

       Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone. Accordingly, you bear the risk of loss. However, the Fund will use reasonable procedures to ensure that instructions received by telephone are genuine, including recording telephonic transactions and sending written confirmation of such transactions to investors.

       You may experience difficulty in implementing a telephone redemption during periods of drastic economic or market changes. If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as noted above.

     By wire

       Fill out the "Telephone Redemption" section of your new account application.

       To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call the Transfer Agent.

       Redemption requests by telephone which are to be transmitted via wire transfer are available for redemptions of $75,000 or less. Redemption requests for more than $75,000 must be in writing.

       Funds will be wired on the next business day.  A
       $12 fee will be deducted from your account.

     By exchange

       See "Buying Shares - By exchange."

     Special  Situations.   If you  are  acting  as  an
attorney-in-fact for another person, or as a trustee or
on  behalf  of  a corporation, additional documentation
may  be  required  in  order to  effect  a  redemption.
Questions regarding such circumstances may be  directed
to  your investment professional, or the Transfer Agent
by  calling  1-888-533-KOPP.   In  addition,  the  Fund
requires  a  signature  guarantee  for  all  authorized
owners  of  an account:  (i) when you submit a  written
redemption request for more than $75,000, (ii) when you
add  the  telephone redemption option to your  existing
account,  (iii)  if  you  transfer  ownership  of  your
account to another individual or entity, or (iv) if you
request  redemption proceeds to be sent to  an  address
other than the address that appears on your account.  A
signature  guarantee may be obtained from any  eligible
guarantor  institution, as defined by the  SEC.   These
institutions include banks, saving associations, credit unions, brokerage firms, and others. A notary public stamp or seal is not acceptable.

     Redemption  in  Kind.   The  Fund  has   filed   a
Notification  under  Rule 18f-1  under  the  1940  Act,
pursuant to which it has undertaken to pay in cash  all
requests  for redemption by any shareholder of  record,
limited  in  amount  with respect to  each  shareholder
during  any 90-day period to the lesser amount  of  (i)
$250,000,  or  (ii) 1% of the net asset  value  of  the
class  of shares of the Fund being redeemed, valued  at
the  beginning  of  such  election  period.   The  Fund
intends  to also pay redemption proceeds in  excess  of
such  lesser amount in cash, but reserves the right  to
pay  such excess amount in kind, if it is deemed to  be
in the best interest of the Fund to do so.  In making a
redemption  in  kind, the Fund reserves  the  right  to
select  from each securities holding a number of shares
which will reflect the Fund's portfolio make-up and the
value  of which will approximate as closely as possible
the  value  of  the Fund shares being redeemed,  or  to
select  from  one  or more securities holdings,  shares
equal  in  value to the total value of the Fund  shares
being  redeemed; any shortfall will be made up in cash.
Investors receiving an in kind distribution are advised
that  they will likely incur a brokerage charge on  the
disposition  of  such securities through  a  securities
dealer.   The values of securities distributed in  kind
will be the values used for the purpose of calculating the per share net asset value used in valuing the Fund shares tendered for redemption.

     IRAs.    Shareholders  who  have   an   Individual
Retirement  Account  ("IRA") or other  retirement  plan
must  indicate on their redemption requests whether  or
not  to  withhold  federal  income  taxes.   Redemption
requests failing to indicate an election will be subject to withholding.

     Termination  of  Accounts.  Your  account  may  be
terminated  by  the  Fund  if,  at  the  time  of   any
redemption of shares in your account, the value of  the
remaining shares in the account falls below $1,000.   A
check for the proceeds of redemption will be sent to you within seven days of the redemption.

DETERMINATION OF NET ASSET VALUE

     The  net  asset value per share for each class  is
determined  as  of  the  close  of  trading  (generally
4:00  p.m. Eastern Standard Time) on each day  the  New
York  Stock  Exchange ("NYSE") is  open  for  business.
Purchase   orders  received  or  shares  tendered   for
redemption on a day the NYSE is open for trading, prior
to  the close of trading on that day, will be valued as
of  the close of trading on that day.  Applications for
purchase  of  shares  and requests  for  redemption  of
shares received after the close of trading on the  NYSE
will  be valued as of the close of trading on the  next
day  the  NYSE  is open.  The Fund is not  required  to
calculate its net asset value on days during which  the
Fund  receives  no  orders to purchase  shares  and  no
shares  are  tendered for redemption.  Net asset  value
per  share  for  each class of shares is calculated  by
taking  the  fair value of the total assets per  class,
including  interest or dividends accrued, but  not  yet
collected,  less all liabilities, and dividing  by  the
total number of shares outstanding in that class.   The
result, rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued  at fair value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most  recent  bid and asked prices.  Any securities  or
other  assets  for  which  market  quotations  are  not
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Board of Directors  of
the   Corporation  or  its  delegate.   The  Board   of
Directors  may approve the use of pricing  services  to
assist  the  Fund  in the determination  of  net  asset
value.   All money market instruments held by the  Fund
will be valued on an amortized cost basis.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1
under the 1940 Act ( "Plan") with respect to each class
of  shares  pursuant to which certain distribution  and
shareholder   servicing  fees  may  be  paid   to   the
Distributor.  Under the terms of the Plan,  each  class
of shares may be required to pay the Distributor (i)  a
distribution fee for the promotion and distribution  of
shares  of up to 0.25% of the average daily net  assets
of  the Fund attributable to each class (computed on an
annual basis) and (ii) a shareholder servicing fee  for
personal  service  provided to shareholders  of  up  to
0.25%  of  the  average daily net assets  of  the  Fund
attributable  to  each  class (computed  on  an  annual
basis).  Payments under the Plan with respect to  Class
A   shares  are  currently  limited  to  0.35%,   which
represents  a  0.10%  distribution  fee  and  a   0.25%
shareholder  servicing fee; the Fund currently  has  no
intention  of paying any Rule 12b-1
fees in  connection
with the Class I shares.  The Distributor is authorized
to,  in turn, pay all or a portion of these fees to any
registered securities dealer, financial institution, or
other  person  ("Recipient") who renders assistance  in
distributing or promoting the sale of Fund  shares,  or
who  provides  certain  shareholder  services  to  Fund
shareholders,  pursuant to a written  agreement  ("Rule
12b-1  Related Agreement").  To the extent such fee  is
not  paid to such persons, the Distributor may use  the
fee  for  its  own  distribution expenses  incurred  in
connection with the sale of Fund shares, or for any  of
its  shareholder servicing expenses.   The  Plan  is  a
"reimbursement" plan, which means that the fees paid by
the  Fund under the Plan are intended to reimburse  the
Distributor  for services rendered and commission  fees
borne  up  to  the  maximum allowable distribution  and
shareholder servicing fees.  If the Distributor is  due
more  money  for  its services rendered and  commission
fees borne than are immediately payable because of  the
expense limitation under the Plan, the unpaid amount is
carried forward from period to period while the Plan is
in  effect  until  such time as it  may  be  paid.   No
interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward.

     Payment of the distribution and servicing fees is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, after the Distributor forwards to the Board of Directors of the Corporation a written report of all amounts expensed pursuant to the Plan; provided, however, that the aggregate payments by the Fund with respect to the Class A shares under the Plan to the Distributor and all Recipients may not exceed 0.35% (on an annualized basis) of the Fund's average net assets attributable to such class of shares for that quarter.

     From time to time, the Distributor may engage in activities which jointly promote the sale of shares of one or both classes, the costs of which may not be readily identifiable as related to any one class.
Generally, the distribution expenses attributable to such joint distribution activities will be allocated among each class of shares on the basis of its respective net assets, although the Board of Directors may allocate such expenses in any other manner it deems fair and equitable.

     The  Plan,  including a form of the 12b-1  Related
Agreement, has been unanimously approved by  the  Board
of  Directors of the Corporation, including all of  the
members  of the Board who are not "interested  persons"
of  the Corporation as defined in the 1940 Act and  who
have  no direct or indirect financial interest  in  the
operation   of  the  Plan  or  any  related  agreements
("Disinterested Directors") voting separately.

     The  Plan,  and  any Rule 12b-1 Related  Agreement
which  is entered into, will continue in effect  for  a
period  of  more  than one year only  so  long  as  its
continuance is specifically approved at least  annually
by  a vote of a majority of the Corporation's Board  of
Directors, and of the Disinterested Directors, cast  in
person at a meeting called for the purpose of voting on
the  Plan,  or  the  Rule 12b-1 Related  Agreement,  as
applicable.  In addition, the Plan, and any Rule  12b-1
Related  Agreement, may be terminated with  respect  to
either or both classes at any time, without penalty, by
vote of a majority of the outstanding voting securities
of  the  applicable class, or by vote of a majority  of
Disinterested  Directors (on not more than  sixty  (60)
days'  written  notice in the case of  the  Rule  12b-1
Related Agreement only).

TAX-SHELTERED RETIREMENT PLANS

     The Fund offers through Firstar, in its capacity as Custodian, certain qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax-deferred basis. Contributions to these plans are tax-deductible as provided by law and earnings are tax-deferred until distributed.

Individual Retirement Accounts

     Individuals   under  age  70   1/2   who   receive
compensation or earned income, even if they are  active
participants in a qualified retirement plan (or certain
similar retirement plans), may contribute money  to  an
IRA.   For taxable years beginning after 1996,  in  the
case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation or earned income. The Fund offers a prototype IRA plan which may be adopted by individuals to establish a new IRA or to rollover funds from an existing IRA.

     Earnings on amounts held in an IRA are not taxed until withdrawn. However, the amount of the deduction, if any, allowed for IRA contributions is limited for an individual who is, or whose spouse is, an active participant in an employer-sponsored retirement plan and whose income exceeds specific limits.

Simplified Employee Pension Plan

     The Fund also offers a simplified employee pension
("SEP") plan for employers, including self-employed individuals who wish to purchase Fund shares with tax-deductible contributions. Under the SEP plan, employer contributions are made directly to the IRA accounts of eligible participants.

Savings  Incentive  Match Plan for Employees  of  Small
Employers

     The Savings Incentive Match Plan for Employees  of
Small   Employers   ("SIMPLE  Plan")   is   a   written
arrangement established under Section 408(p) of the Code which provides a simplified tax-favored retirement plan for small employers. In a SIMPLE Plan, each employee may choose whether to have the employer make payments as contributions under the plan or to receive these payments directly as cash. A small employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions.
All contributions made under a SIMPLE Plan are made to SIMPLE IRAs. A SIMPLE IRA is an IRA to which the only contributions that can be made are contributions under a SIMPLE Plan.

     A complete description of the above plans, as well as a description of the applicable service fees, may be obtained by calling 1-888-533-KOPP or writing to the Fund at Kopp Funds, Inc., c/o Firstar Trust Company,
P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Please note that early withdrawals from a retirement plan may result in adverse tax consequences.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT

     The  Fund  intends to qualify for treatment  as  a
"Regulated  Investment Company" under Subchapter  M  of
the  Code and, if so qualified, will not be liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed   to  shareholders  on  a   timely   basis.
However, for federal income tax purposes, all dividends
and  distributions  of net realized short-term  capital
gains you receive from the Fund are taxable as ordinary
income,  whether  reinvested in  additional  shares  or
received  in cash, unless you are exempt from  taxation
or  entitled to a tax deferral.  Distributions  of  net
realized  long-term capital gains you receive from  the
Fund,  whether  reinvested  in  additional  shares   or
received  in cash, are taxable as a capital gain.   The
capital gain holding period is determined by the length
of  time  the  Fund has held the security and  not  the
length  of time you have held shares in the Fund.   You
will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     Dividends  and  capital gains,  if  any,  will  be
distributed  at  least annually  in  December.   Please
note,  however,  that  the objective  of  the  Fund  is
capital    appreciation,   not   the   production    of
distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

     When  a  dividend or capital gain is  distributed,
the  Fund's net asset value decreases by the amount  of
the  payment.  If you purchase shares shortly before  a
distribution,  you will be subject to income  taxes  on
the   distribution,  even  though  the  value  of  your
investment  (plus  cash received, if any)  remains  the
same.   All  dividends and capital gains  distributions
will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at Kopp Funds, Inc., c/o Firstar Trust
Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If  you  do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number, the Fund is required by current federal law to withhold federal income tax from your distributions
(including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

FUND PERFORMANCE

     Each class of shares may from time to time compare
its  investment results to various passive  indices  or
other mutual funds and cite such comparisons in reports
to  shareholders, sales literature, and advertisements.
The   results  may  be  calculated  on  several  bases,
including average annual total return, total return, and cumulative total return.


     Average  annual  total  return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments in a class  of  shares  over  a
specified period of time, assuming the reinvestment  of
all  dividends and distributions.  Average annual total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
represent  the  aggregate percentage  or  dollar  value
change over the period.  Cumulative total return simply
reflects  the  applicable  class'  performance  over  a
stated  period  of time.  All performance  figures  for
Class  A  shares  reflect the deduction  of  the  3.50%
maximum  initial sales charge.  All performance figures
for  Class  I shares reflect the deduction  of  the  1%
redemption fee.

ADDITIONAL INFORMATION

DIRECTORS

     LeRoy C. Kopp
     _____________
     _____________

OFFICERS

     LeRoy C. Kopp, Chief Executive Officer and President
     Donald B. Cornelius, Chief Financial Officer and Treasurer
     Kathleen S. Tillotson, Secretary

INVESTMENT ADVISOR

     Kopp Investment Advisors, Inc.
     7701 France Avenue South, Suite 500
     Edina, Minnesota  55435

CUSTODIAN, ADMINISTRATOR, AND
TRANSFER AGENT

     Firstar Trust Company

     For  overnight  deliveries, use:      For  regular
                                           mail deliveries, use:

     Kopp Funds, Inc.                      Kopp Funds, Inc.
     c/o  Firstar  Trust Company           c/o Firstar Trust Company
     Mutual Fund Services                  P.O. Box 701
     Third Floor                           Milwaukee, Wisconsin 53201-0701
     615 E. Michigan Street
     Milwaukee, WI  53202

DISTRIBUTOR

     Centennial Lakes Capital, Inc.
     7701 France Avenue South, Suite 500
     Edina, Minnesota  55435

INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick L.L.P.
     4200 Norwest Center
     90 South Seventh Street
     Minneapolis, Minnesota  55402

LEGAL COUNSEL

     Godfrey & Kahn, S.C.
     780 N. Water Street
     Milwaukee, WI  53202

          STATEMENT OF ADDITIONAL INFORMATION

                        [Logo]

                   Kopp Funds, Inc.

               Kopp Emerging Growth Fund

             7701 France Avenue South, Suite 500
                   Edina, Minnesota 55435
                 Telephone: 1-888-533-KOPP
                 Facsimile: 1-612-841-0411
                Website:  www.koppfunds.com


      This Statement of Additional Information is not a
prospectus and should be read in conjunction  with  the
Prospectus  of the Kopp Emerging Growth Fund  ("Fund"),
dated  September ___, 1997.  The Prospectus, which  may
be  revised  from  time to time, is  available  without
charge   upon  request  to  the  above-noted   address,
telephone number, or website.


This Statement of Additional Information is dated September ___, 1997.

CONTENTS

INVESTMENT OBJECTIVE AND RESTRICTIONS                           3

INVESTMENT POLICIES AND TECHNIQUES                              4

DIRECTORS AND OFFICERS                                          6

PRINCIPAL SHAREHOLDERS                                          8

INVESTMENT ADVISOR                                              8

FUND TRANSACTIONS AND BROKERAGE                                 8

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT        10

DISTRIBUTOR AND PLAN OF DISTRIBUTION                           10

TAXES                                                          11

DETERMINATION OF NET ASSET VALUE                               11

SHAREHOLDER MEETINGS                                           12

PERFORMANCE INFORMATION                                        12

INDEPENDENT ACCOUNTANTS                                        14


FINANCIAL STATEMENTS                                           14


      No  person  has  been  authorized  to  give  any
information or to make any representations  other  than
those   contained  in  this  Statement  of   Additional
Information ("SAI") and the Prospectus dated  September
__,  1997,  and  if given or made, such information  or
representations may not be relied upon as  having  been
authorized  by the Fund.  This SAI does not  constitute
an   offer   to  sell  securities  in  any   state   or
jurisdiction in which such offering may not lawfully be made.

INVESTMENT OBJECTIVE AND RESTRICTIONS


      The  Fund's investment objective is to seek long-
term   capital  appreciation.   The  Fund's  investment
objective and policies are described in detail  in  the
Prospectus under the captions "Investment Objective and
Restrictions"  and  "Implementation  of  Policies   and
Risks."   The  following  are  the  Fund's  fundamental
investment restrictions which cannot be changed without shareholder approval.

The Fund:

1.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act;

2. May not act as an underwriter of another company's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933
     Act"), in connection with the purchase and sale of portfolio securities;

3. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities);

4.   May  not make loans if, as a result, more than  33
     1/3%  of the Fund's assets would be lent to  other
     persons,   except   through  purchases   of   debt
     securities or other debt instruments or engaging in repurchase agreements;

5.   May  not  invest more than 25% of  its  assets  in
     securities of companies in any one industry.  This
     restriction  does not apply to obligations  issued
     or   guaranteed   by  the  U.S.  government,   its
     agencies, or instrumentalities;

6. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

7.   May  (i)  borrow money from banks, and  (ii)  make
     other  investments or engage in other transactions
     permissible  under the Investment Company  Act  of
     1940, as amended ("1940 Act"), which may involve a
     borrowing,  provided that the combination  of  (i)
     and (ii) shall not exceed 33 1/3% of the value  of
     the Fund's assets (including the amount borrowed),
     less    the   Fund's   liabilities   (other   than
     borrowings), except that the Fund may borrow up to
     an  additional 5% of its assets (not including the
     amount  borrowed)  from a bank  for  temporary  or
     emergency  purposes (but not for leverage  or  the
     purchase  of  investments).   The  Fund  may  also
     borrow money from other persons to the extent permitted by applicable law;

8.   Notwithstanding  any other fundamental  investment
     policy  or  restriction, may  invest  all  of  its
     assets  in  the  securities of a  single  open-end
     management  investment company with  substantially
     the   same   fundamental   investment   objective,
     policies, and restrictions as the Fund.

      In addition to the non-fundamental operating policies set forth in the Prospectus, the following non-fundamental operating policies may be changed by the Board of Directors without shareholder approval.

The Fund may not:

1.   Sell securities short, unless the Fund owns or has
     the  right to obtain securities equivalent in kind
     and amount to the securities sold short, or unless
     it  covers  such  short sale as  required  by  the
     current rules and positions of the Securities  and
     Exchange  Commission ("SEC")  or  its  staff,  and
     provided  that  transactions in  options,  futures
     contracts, options on futures contracts, or  other
     derivative   instruments   are   not   deemed   to
     constitute selling securities short.

2.   Purchase  securities on margin,  except  that  the
     Fund  may  obtain such short-term credits  as  are
     necessary  for the clearance of transactions;  and
     provided  that margin deposits in connection  with
     futures  contracts, options on futures  contracts,
     or   other   derivative  instruments   shall   not
     constitute purchasing securities on margin.

3.   Invest  in illiquid securities if, as a result  of
     such  investment, more than 15% of its net  assets
     would be invested in illiquid securities, or  such
     other  amounts as may be permitted under the  1940
     Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5.   Engage   in   futures   or  options   on   futures
     transactions which are impermissible  pursuant  to
     Rule  4.5 under the Commodity Exchange Act ("CEA")
     and, in accordance with Rule 4.5, will use futures
     or options on futures transactions solely for bona
     fide  hedging transactions (within the meaning  of
     the  CEA); provided, however,  that the Fund  may,
     in addition to bona fide hedging transactions, use
     futures and options on futures transactions if the
     aggregate initial margin and premiums required  to
     establish such positions, less the amount by which
     any  such  options  positions  are  in  the  money
     (within the meaning of the CEA), do not exceed  5%
     of the Fund's net assets.

6.   Make  any  loans  other than  loans  of  portfolio
     securities,  except  through  purchases  of   debt
     securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.

7.   Borrow  money except from banks or through reverse
     repurchase  agreements or mortgage  dollar  rolls,
     and   will  not  purchase  securities  when   bank
     borrowings exceed 5% of its assets.

     Except for the fundamental investment restrictions
listed  above and the Fund's investment objective,  the
other  investment policies described in the  Prospectus
and  this  SAI are not fundamental and may  be  changed
with approval of the Fund's Board of Directors.  Unless
noted otherwise, if a percentage restriction is adhered
to  at  the  time  of investment, a later  increase  or
decrease in percentage resulting from a change  in  the
Fund's   assets   (i.e.,  due  to   cash   inflows   or
redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.


INVESTMENT POLICIES AND TECHNIQUES


       The   following   information  supplements   the
discussion   of   the   Fund's  investment   objective,
strategy, and policies that are described in the Prospectus under the captions "Investment Strategy,"
"Implementation of Policies and Risks," and "Investment
Objective and Restrictions."

Depositary Receipts

      The  Fund  may  invest in foreign  securities  by
purchasing  depositary  receipts,  including   American
Depositary  Receipts  ("ADRs") and European  Depositary
Receipts ("EDRs") or other securities convertible  into
securities  of  companies based in  foreign  countries.
These securities may not necessarily be denominated  in
the same currency as the securities into which they may
be converted.  Generally, ADRs, in registered form, are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar  arrangement.   For  purposes  of  the   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

      ADR  facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and
obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositaries agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

Convertible Securities

      The  Fund  may invest in convertible  securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged  for  a specified amount of common  stock  or
warrants  of the same or a different company  within  a
particular  period  of  time at a  specified  price  or
formula.  A convertible security entitles the holder to
receive  interest normally paid or accrued on  debt  or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment  characteristics in that they generally  (i)
have higher yields than common stocks, but lower yields
than  comparable non-convertible securities,  (ii)  are
less   subject  to  fluctuation  in  value   than   the
underlying  stock  (or warrant) since they  have  fixed
income characteristics, and (iii) provide the potential
for  capital  appreciation if the market price  of  the
underlying  common  stock (or  warrant)  increases.   A
convertible  security may be subject to  redemption  at
the  option of the issuer at a price established in the
convertible  security's  governing  instrument.   If  a
convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

Concentration

      While the Fund is "non-diversified," which  means
that  it  is permitted to invest its assets in  a  more
limited   number  of  issuers  than  other   investment
companies, the Fund intends to diversify its assets  to
qualify  for  tax  treatment as a regulated  investment
company  under the Internal Revenue Code  of  1986,  as
amended (the "Code").  To so qualify (i) not more  than
25%  of  the  total value of the Fund's assets  may  be
invested  in  securities of any one issuer (other  than
U.S.  Government securities and the securities of other
regulated  investment companies under the Code)  or  of
any  two or more issuers controlled by the Fund, which,
pursuant  to  the regulations under the  Code,  may  be
deemed  to be engaged in the same, similar, or  related
trades  or businesses, and (ii) with respect to 50%  of
the  total value of the Fund's assets (a) not more than
5%   of  its  total  assets  may  be  invested  in  the
securities   of  any  one  issuer  (other   than   U.S.
Government securities and the securities of other regulated investment companies under the Code) and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S.
Government securities and the securities of other regulated investment companies under the Code).

      In  addition, the Fund has adopted a  fundamental
investment  restriction which prohibits the  Fund  from
investing more than 25% of its assets in securities  of
companies in any one industry.  An industry is  defined
as  a business-line subsector of a stock-market sector.
While  the  Fund may be heavily invested  in  a  single
market  sector  like  technology or  health  care,  for
example, it will not invest more than 25% of its assets
in  securities  of  companies in any  one  industry  or
subsector  of  technology or health  care.   Technology
subsectors  or  industries  would  include  networking,
telecommunications, software, semiconductors, and voice-
processing  business  lines.   Health  care  industries
would  include medical devices and information  systems
business  lines.   The  Fund is  not  a  technology  or
"sector" mutual fund. While Advisor may be heavily invested in technology or any other market sector from time to time, rotation in asset management may be experienced.

     To the extent that a relatively high percentage of
the Fund's assets may be invested in the securities  of
a  limited  number of companies, the  Fund's  portfolio
securities  may  be  more  susceptible  to  any  single
economic, political, or regulatory occurrence than  the
portfolio   securities  of  a  diversified   investment
company.

Temporary Strategies

      As  described in the Prospectus under the heading
"Implementation  of  Policies  and  Risks,"  prior   to
investing proceeds from sales of Fund shares,  to  meet
ordinary   daily  cash  needs,  and   to   retain   the
flexibility  to respond promptly to changes  in  market
and economic conditions, the Fund may  hold cash and/or
invest  all or a portion of its assets in money  market
instruments.   The money market instruments  which  the
Fund  may  purchase include U.S. Government securities,
bank  obligations, obligations of savings institutions,
fully   insured  certificates  of  deposit,  commercial
paper, and securities issued by registered investment companies holding themselves out as money market funds.
Such securities are limited to:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United
States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

        Bank   Obligations.    Obligations   (including
certificates    of   deposit,   bankers'   acceptances,
commercial   paper   (see   below)   and   other   debt
obligations) of banks subject to regulation by the U.S.
Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

        Fully    Insured   Certificates   of   Deposit.
Certificates   of   deposit  of   banks   and   savings
institutions,  having  total assets  of  less  than  $1
billion,  if the principal amount of the obligation  is
insured  by  the  Bank Insurance Fund  or  the  Savings
Association   Insurance  Fund   (each   of   which   is
administered   by   the   Federal   Deposit   Insurance
Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

      Commercial Paper. Commercial paper rated within the two highest grades by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation
("S&P") or, if not rated, issued by a company having an outstanding debt issue rated at least Aaa by Moody's or AAA by S&P; and

       Money   Market  Funds.   Securities  issued   by
registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share.


DIRECTORS AND OFFICERS


     The directors and officers of the Kopp Funds, Inc.
("Corporation"),  of  which  the  Fund  is  a   series,
together   with  information  as  to  their   principal
business  occupations during the last five  years,  and
other information, are shown below.  Each director  who
is deemed an "interested person" as defined in the 1940
Act  is  indicated by an asterisk.  The  directors  and
officers  listed  below  have  served  as  such   since
inception of the Corporation on June 12, 1997, except as otherwise noted.

       *LeRoy   C.   Kopp,  Chief  Executive   Officer,
President, and a Director of the Corporation.

      Mr.  Kopp,  63 years old, received  a  Bachelor's
Degree with Distinction in Business Administration from
the University of Minnesota in 1956.  Prior to founding
Kopp  Investment Advisors ("Advisor") in 1990, Mr. Kopp
spent  30 years with Dain Bosworth Inc., where  he  was
the Manager of the Edina, Minnesota branch and a Senior
Vice  President.   Mr. Kopp has received  a  number  of
business  and  community honors and  awards,  including
Upper  Midwest  Entrepreneur of the Year  for  Emerging
Companies.

      *Donald B. Cornelius, Chief Financial Officer and
Treasurer of the Corporation.

      Mr.  Cornelius, 65 years old, has served as Chief
Financial   Officer,  Chief  Compliance  Officer,   and
Secretary  of  Advisor  since its  inception  in  1990.
Before joining Advisor, Mr. Cornelius worked for more than 30 years at Dain Bosworth Inc.

     *Kathleen  S. Tillotson, Secretary of the
Corporation.

     Ms. Tillotson, 41 years old, joined Advisor in March 1996 as Vice President and General Counsel. In
1981, Ms. Tillotson graduated from Tulane University
School of Law magna cum laude. Before joining Advisor in 1996, Ms. Tillotson practiced law as an associate and principal with law firms in Boston and Minneapolis.

        ____________________,   a   Director   of   the
Corporation.   [add biography]


        ____________________,   a   Director   of   the
Corporation.   [add biography]



     The address of Messrs. Kopp and Cornelius, and Ms.
Tillotson,  is  7701 France Avenue  South,  Suite  500,
Edina, Minnesota 55435.

      As  of September 30, 1997, officers and directors
of  the Corporation did not beneficially own any of the
shares  of  common stock of the Fund's then outstanding
shares;  however, Advisor, which is controlled  by  Mr.
Kopp,  owned  100%  of  such  shares.   Directors   and
officers of the Corporation who are also officers, directors, employees, or shareholders of Advisor do not receive any remuneration from the Fund for serving as directors or officers.

      The following table provides information relating to annual compensation to be paid to directors of the Corporation for their services as such(1):

     Name            Cash             Other           Total
                Compensation(2)   Compensation

LeRoy C. Kopp       $0                 $0             $0
______________      $15,000            $0             $15,000
______________      $15,000            $0             $15,000

All   directors     $30,000            $0             $30,000
as    a   group
(3 persons)

__________

(1)The amounts indicated are estimates of amounts to be paid by the Corporation during its first fiscal year.

(2)Each  director  who  is  not deemed  an  "interested
   person"  of the Corporation, as defined in the  1940
   Act,   will  receive  $3,500  for  each   Board   of
   Directors meeting attended by such person, a  $1,000
   per  fiscal  year stipend if all such  meetings  are
   attended,  and reimbursement of reasonable  expenses
   incurred   in  connection  therewith.    The   Board
   anticipates  holding  four  meetings  during  fiscal
   1998.    Thus,   each  disinterested   director   is
   entitled to up to $30,000 during such time period from the Corporation, plus reasonable expenses.
   Disinterested directors may elect to receive their compensation in the form of cash, shares of the Fund, or both.

PRINCIPAL SHAREHOLDERS

      As of September 30, 1997, the following persons owned of record or are known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund:

     Name and Address             No. Shares   Percentage

     Kopp Investment Advisors         100          100%
     7701 France Avenue South,
     Suite 500
     Edina, Minnesota  55435


      Based on the foregoing, as of September 30, 1997, Advisor owned a controlling interest in the Fund.
Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund.


INVESTMENT ADVISOR


       Kopp Investment Advisors ("Advisor") is the investment advisor to the Fund. Advisor is a wholly-owned subsidiary of Kopp Holding Company ("KHC") and is controlled by LeRoy C. Kopp, the President and Chief
Investment Officer of Advisor and sole shareholder of KHC.

      The  investment  advisory agreement  between  the
Corporation  and  Advisor dated as of October  1,  1997
("Advisory Agreement") has an initial term of two years
and  thereafter is required to be approved annually  by
the Board of Directors of the Corporation or by vote of
a  majority of the Fund's outstanding voting securities
(as defined in the 1940 Act).  Each annual renewal must
also  be  approved  by the vote of a  majority  of  the
Corporation's  directors who are  not  parties  to  the
Advisory  Agreement or interested persons of  any  such
party,  cast  in  person at a meeting  called  for  the
purpose  of  voting  on  such approval.   The  Advisory
Agreement  was approved by the full Board of  Directors
of  the  Corporation on September __, 1997 and  by  the
initial shareholders of the Fund on September __, 1997.
The Advisory Agreement is terminable without penalty on
60  days' written notice by the Board of Directors,  by
vote  of  a  majority of the Fund's outstanding  voting
securities,   or   by  Advisor,  and   will   terminate
automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, Advisor
manages  the  Fund's investments and business  affairs,
subject  to  the supervision of the Board of Directors.
At  its expense, Advisor provides office space and  all
necessary  office facilities, equipment, and  personnel
for   managing  the  investments  of  the   Fund.    As
compensation  for  its services, the  Corporation  pays
Advisor an annual management fee of 1.00% of the Fund's
average daily net assets attributable to each class  of
shares.   The  advisory fee is accrued daily  and  paid
monthly.  The organizational expenses of the Fund  were
advanced by Advisor and will be reimbursed by the  Fund
over  a  period  of  not  more  than  60  months.   The
organizational     expenses     were      approximately
$____________.

     Under the terms of the Advisory Agreement, Advisor
has   agreed   that   for  the   fiscal   year   ending
September  30 , 1998, Advisor will waive its management
fees and/or reimburse the Fund's operating expenses  to
the  extent  necessary to ensure  that  (i)  the  total
operating expenses for the Class A shares of  the  Fund
do  not  exceed 1.50% of average daily net assets,  and
(ii)  the  total  operating expenses for  the  Class  I
shares  do  not  exceed 1.15% of  average  net  assets.
After  fiscal  1998,  Advisor may  from  time  to  time
voluntarily (but is not required or obligated to) waive
all  or a portion of its fee and/or reimburse all or  a
portion  of  class operating expenses.  Any  waiver  of
fees  or  reimbursement of expenses will be made  on  a
monthly basis and, with respect to the latter, will  be
paid  to  the Fund by reduction of Advisor's fee.   Any
such   waiver/reimbursement   is   subject   to   later
adjustment during the term of the Advisory Agreement to
allow  Advisor  to recoup amounts waived/reimbursed  to
the  extent  actual fees and expenses  for  a  specific
month  are less than the expense limitation  caps.   In
the event, after fiscal 1998, Advisor decides to no longer voluntarily waive and/or reimburse fees and/or expenses, any unrecovered amounts previously waived and/or reimbursed will be permanently forgiven by Advisor.


FUND TRANSACTIONS AND BROKERAGE


      Under  the  Advisory Agreement, Advisor,  in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the  Fund  and
for  the  placement of the Fund's securities  business,
the  negotiation of the commissions to be paid on  such
transactions, and the allocation of portfolio brokerage
business.  The Fund has no obligation to deal with  any
particular broker or dealer; in executing transactions,
Advisor seeks to obtain the best execution at the  best
security   price   available  with  respect   to   each
transaction. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. While Advisor seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest available commission.
Brokerage may be allocated based on the sale of the Fund's shares where best execution and price may be obtained from more than one broker or dealer.

      Section 28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  advisor,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing, or selling securities, and the availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  sectors, securities, economic factors  and
trends,  portfolio  strategy, and  the  performance  of
accounts; and (c) effecting securities transactions and
performing  functions  incidental  thereto   (such   as
clearance, settlement, and custody).

     In selecting brokers or dealers, Advisor considers
investment  and market information and other  research,
such   as   economic,   securities,   and   performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability, performance,
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
Advisor  determines in good faith that  the  amount  of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided by such broker or dealer to the Fund.  Advisor
believes that the research information received in this
manner provides the Fund with benefits by supplementing
the  research  otherwise available to the  Fund.   Such
higher  commissions will not be paid by the Fund unless
(a) Advisor determines in good faith that the amount is
reasonable in relation to the services in terms of  the
particular transaction or in terms of Advisor's overall
responsibilities   with  respect   to   the   accounts,
including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws; and (c) in the opinion of Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

      Advisor  places portfolio transactions for  other
advisory  accounts in addition to the  Fund.   Research
services  furnished  by firms through  which  the  Fund
effects  its  securities transactions may  be  used  by
Advisor  in servicing all of its accounts; not  all  of
such services may be used by Advisor in connection with
the  Fund.   Advisor  believes it is  not  possible  to
measure  separately the benefits from research services
to each of the accounts (including the Fund) managed by
it.   Because  the  volume and nature  of  the  trading
activities of the accounts are not uniform, the  amount
of  commissions in excess of those charged  by  another
broker or dealer paid by each account for brokerage and
research services will vary.  However, Advisor believes
such costs to the Fund will not be disproportionate  to
the  benefits  received by the  Fund  on  a  continuing
basis.     Advisor   seeks   to   allocate    portfolio
transactions  equitably whenever  concurrent  decisions
are made to purchase or sell securities by the Fund and
another   advisory  account.   In  some   cases,   this
procedure could have an adverse effect on the price  or
the  amount of securities available to the Fund.  There
can  be no assurance that a particular purchase or sale
opportunity will be allocated to the Fund.   In  making
such  allocations between the Fund and  other  advisory
accounts, certain factors considered by Advisor are the
respective investment objectives, the relative size  of
portfolio   holdings   of  the   same   or   comparable
securities, the availability of cash for investment, and the size of investment commitments generally held.

      The  Fund  anticipates that its annual  portfolio
turnover  rate will be under 50%.  The annual portfolio
turnover   rate   indicates  changes  in   the   Fund's
securities holdings; for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Fund's shares.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT


      As  custodian of the Fund's assets, Firstar Trust
Company   ("Firstar"),   615  East   Michigan   Street,
Milwaukee,   Wisconsin  53202,  has  custody   of   all
securities and cash of the Fund, delivers and  receives
payment  for  portfolio securities sold,  receives  and
pays   for  portfolio  securities  purchased,  collects
income  from  investments, if any, and  performs  other
duties,  all  as  directed  by  the  officers  of   the
Corporation. Firstar also acts as transfer agent and dividend-disbursing agent for the Fund.


DISTRIBUTOR AND PLAN OF DISTRIBUTION


Distributor

     Under a distribution agreement dated as of October
1,  1997  ("Distribution Agreement"), Centennial  Lakes
Capital,   Inc.  ("Distributor")  acts   as   principal
distributor  of  the Fund's shares.   The  Distribution
Agreement  provides that the Distributor will  use  its
best  efforts  to distribute the Fund's  shares,  which
shares are offered for sale by the Fund continuously at
(i)  net  asset value per share plus a maximum  initial
sales  charge  of 3.50% of the offering price,  in  the
case  of  Class A shares, and (ii) net asset value  per
share without the imposition of a sales charge, in  the
case  of Class I shares.  Investments in Class A shares
above  $1  million  are not assessed an  initial  sales
load.   However,  the  Distributor  may  impose  a   1%
contingent  deferred  sales  charge  ("CDSC")  on  such
shares  redeemed  within  24 months  of  purchase.   In
addition,  redemptions  of Class  I  shares  within  24
months  of  purchase are charged a 1%  redemption  fee.
Pursuant  to  the terms of the Distribution  Agreement,
the   Distributor   bears   the   costs   of   printing
prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of Fund shares.
Certain of theses expenses may be reimbursed pursuant to the terms of the distribution and shareholder servicing plan discussed below.


       As compensation for its services under the Distribution Agreement, the Distributor may retain a portion of (i) the initial sales charge from purchases of Class A shares, (ii) the CDSC from redemptions of Class A shares, if applicable, and (iii) the Rule 12b-1 fees payable with respect to the Class A shares (as described below).

Distribution and Shareholder Servicing Plan

      As  described more fully in the Prospectus  under
the  heading  "Distribution and  Shareholder  Servicing
Plan," the Fund has adopted a plan pursuant to Rule 12b-
1  under  the  1940 Act ("Plan") with respect  to  each
class  of shares pursuant to which certain distribution
and  shareholder  servicing fees may  be  paid  to  the
Distributor.  Under the terms of the Plan,  each  class
of shares may be required to pay the Distributor (i)  a
distribution fee for the promotion and distribution  of
shares  of up to 0.25% of the average daily net  assets
of  the  Fund attributable to each such class (computed
on  an  annual basis), and (ii) a shareholder servicing
fee for personal service provided to shareholders of up
to  0.25%  of the average daily net assets of the  Fund
attributable to each such class (computed on an  annual
basis).  Payments under the Plan with respect to  Class
A   shares  are  currently  limited  to  0.35%,   which
represents  a  0.10%
distribution  fee  and  a   0.25%
shareholder  servicing fee; the Fund currently  has  no
intention  of paying any Rule 12b-1 fees in  connection
with the Class I shares.  The Distributor is authorized
to pay all or a portion of these fees to any securities
dealer,  financial  institution  or  any  other  person
("Recipient") who renders assistance in distributing or
promoting  the  sale of Fund shares,  or  who  provides
certain  shareholder  services  to  Fund  shareholders,
pursuant  to  a written agreement ("Rule 12b-1  Related
Agreement").   To the extent such fee is  not  paid  to
such  persons, the Distributor may use the fee for  its
own  distribution expenses incurred in connection  with
the  sale of Fund shares, or for any of its shareholder
servicing  expenses.   The Plan  is  a  "reimbursement"
plan,  which means that the fees paid by the Fund under
the  Plan are intended to reimburse the Distributor for
services rendered and commission fees borne up  to  the
maximum    allowable   distribution   and   shareholder
servicing fees. If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. No interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward.

Anticipated Benefits to the Fund

       The   Board  of  Directors  of  the  Corporation
considered  various  factors  in  connection  with  its
decision  to  approve  the Plan,  including:   (a)  the
nature  and  causes  of  the circumstances  which  make
implementation  of the Plan necessary and  appropriate;
(b)  the  way  in  which the Plan would  address  those
circumstances,  including  the  nature  and   potential
amount   of  expenditures;  (c)  the  nature   of   the
anticipated  benefits;  (d)  the  merits  of   possible
alternative  plans  or  pricing  structures;  (e)   the
relationship of the Plan to other distribution efforts of the Fund, including the sales load on Class A shares; and (f) the possible benefits of the Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its business judgment, that the Plan was reasonably
likely to benefit the Fund and its shareholders  in  at
least one or several potential ways.  Specifically, the
Board concluded that the Distributor and any Recipients
operating  under  Rule 12b-1 Related  Agreements  would
have  little  or  no  incentive  to  incur  promotional
expenses  on  behalf of the Fund if a Rule  12b-1  plan
were  not  in place to reimburse them, thus making  the
adoption  of the Plan important to the initial  success
and  thereafter, continued viability of the  Fund.   In
addition, the Board determined that the payment of Rule
12b-1  fees  to these persons should motivate  them  to
provide   an   enhanced  level  of  service   to   Fund
shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

      While  there is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.


TAXES


      As  indicated  under  "Dividends,  Capital  Gains
Distributions, and Tax Treatment" in the Prospectus, the Fund intends to qualify annually as a "regulated investment company" under the Code. This qualification does not require government supervision of the Fund's management practices or policies.

      A dividend or capital gains distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.


DETERMINATION OF NET ASSET VALUE


      As  set  forth in the Prospectus under  the  same
heading, the net asset value of each class of shares of
the  Fund will be determined as of the close of trading
on  each  day  the New York Stock Exchange ("NYSE")  is
open  for  trading.   The Fund does not  determine  net
asset value on days the NYSE is closed and at other times described in the Prospectus. The NYSE is closed on New Year's Day, President's Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving
Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


SHAREHOLDER MEETINGS


       Minnesota   law  permits  registered  investment
companies, such as the Corporation, to operate  without
an  annual  meeting of shareholders, unless  an  annual
meeting  has  not  been  held  during  the  immediately
preceding  15  months and a shareholder or shareholders
holding 3% or more of the outstanding voting shares  of
the  Corporation demand such a meeting.   In  addition,
special meetings may be called at any time and for  any
purpose by one or more shareholders holding 10% or more
of  the  outstanding voting shares of the  Corporation,
except  that  a  special meeting  for  the  purpose  of
considering  any  action to change or otherwise  affect
the  composition  of  the board of directors  for  that
purpose,  must  be  called  by  25%  or  more  of   the
outstanding voting shares of the Corporation.


PERFORMANCE INFORMATION


      As described in the "Fund Performance" section of
the    Fund's   Prospectus,   the   Fund's   historical
performance  or  return may be shown  in  the  form  of
various  performance figures.  The  Fund's  performance
figures  are based upon historical results and are  not
necessarily   representative  of  future   performance.
Factors   affecting  the  Fund's  performance   include
general market conditions, operating expenses, and investment management.

Total Return

      The average annual total return of each class of shares of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

                    P =  a  hypothetical  initial
                         payment of $1,000.
                    T =  average  annual  total
                         return.
                    n =  number of years.
                  ERV =  ending redeemable value of
                         a  hypothetical $1,000 payment made  at
                         the beginning of the stated periods  at
                         the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") in a class  of  shares  on  the
first  day  of  the  period and computing  the  "ending
value"  of  that investment at
the end of  the  period.
The  total  return  percentage is  then  determined  by
subtracting  the  initial investment  from  the  ending
value   and  dividing  the  remainder  by  the  initial
investment  and expressing the result as a  percentage.
With  respect  to the Class A shares, this  calculation
reflects  the  deduction of the maximum  3.50%  initial
sales  charge and, with respect to the Class I  shares,
this  calculation  reflects the  deduction  of  the  1%
redemption  fee.  In addition, the calculation  assumes
that all income and capital gains dividends paid by the
Fund have been reinvested at the net asset value of the
applicable  class  of shares on the reinvestment  dates
during  the period.  Total return may also be shown  as
the   increased   dollar  value  of  the   hypothetical
investment over the period.

      Cumulative  total  return represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between
these factors and their contributions to total return.

Comparisons

      From  time  to time, in marketing and other  Fund
literature, the performance of one or both  classes  of
shares  may  be  compared to the performance  of  other
mutual  funds  in  general or  to  the  performance  of
particular   types   of  mutual  funds   with   similar
investment    goals,   as   tracked   by    independent
organizations.    Among  these  organizations,   Lipper
Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. Each class of shares of the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

      Evaluations  of  the Fund's performance  made  by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's, and a variety of investment newsletters.

      The  Fund may compare the performance of  one  or
both classes of shares to a wide variety of indices and
measures  of  inflation.   There  are  differences  and
similarities between the investments that the Fund may purchase and the investments measured by these indices.

      Investors may want to compare the performance  of
one  or  both classes of shares to that of certificates
of  deposit  offered  by  banks  and  other  depository
institutions.  Certificates of deposit may offer  fixed
or  variable interest rates and principal is guaranteed
and  may be insured.  Withdrawal of the deposits  prior
to  maturity  normally will be subject  to  a  penalty.
Rates   offered   by   banks   and   other   depository
institutions  are  subject  to  change  at   any   time
specified by the issuing institution.

      Investors may also want to compare performance of
one  or  both classes of shares to that of money market
funds.   Money  market fund yields will  fluctuate  and
shares are not insured, but share values usually remain stable.

INDEPENDENT ACCOUNTANTS


      KPMG Peat Marwick L.L.P., 4200 Norwest Center, 90
South  Seventh  Street, Minneapolis, Minnesota   55402,
have been selected as the independent accountants for the Fund.


FINANCIAL STATEMENTS


     The following financial statements of the Fund are contained herein:

          (a)  Report of Independent Accountants.

          (b)  Statement of Assets and Liabilities.

          (c)  Notes  to  Statement  of  Assets  and
               Liabilities.

                        PART C

                   OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)   Financial Statements (Included in Parts
                A and B)

                Report of Independent Accountants

                Statement of Assets and Liabilities

                Notes  to  Statement  of  Assets   and
                Liabilities

          (b)  Exhibits

              (1)         Registrant's  Articles  of Incorporation(1)

              (2)         Registrant's By-Laws(1)

              (3)         None

              (4)         None

              (5)         Investment Advisory Agreement*

            (6.1)         Distribution Agreement*

            (6.2)         Form of Selected Dealer Agreement*

              (7)         None

              (8)         Custodian Agreement*

            (9.1)         Transfer Agency Agreement*

            (9.2)         Administration Agreement*

            (9.3)         Fund Accounting Agreement*

            (9.4)         Fulfillment Servicing Agreement*

             (10)         Opinion and Consent  of
                          Godfrey & Kahn, S.C.*

             (11)         Consent  of  KPMG  Peat
                          Marwick L.L.P.*

             (12)         None

             (13)        Subscription Agreement*

             (14)        Individual   Retirement   Account
                         Disclosure Statement and Custodial Account*

           (15.1)        Rule 12b-1 Distribution
                         and Shareholder Servicing Plan*

           (15.2)        Form of 12b-1 Related Agreement*

             (16)        None

             (17)        None

             (18)        Rule 18f-3 Multi-Class Plan*

             (19)        Powers of Attorney for Directors and
                         Officers (see signature page)
______________

  * To be filed by amendment.

(1)   Incorporated  by  reference to  the  Registrant's
Registration Statement on Form N-1A as filed  with  the
Securities  and      Exchange Commission  on  June  20,
1997.

Item 25. Persons Controlled by or under Common Control with Registrant

      Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                              Number of Record Holders
     Title of Securities      as of September 30, 1997

     Common Stock, $.01 par value       1

Item 27.  Indemnification

       Article   VIII  of  Registrant's   Articles   of
Incorporation provides as follows:

     (a) The Corporation shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the MBCA, as now enacted or hereafter amended.

     (b)   A  director of the Corporation shall not  be
     personally  liable  to  the  Corporation  or   its
     shareholders  for monetary damages for  breach  of
     fiduciary  duty  as  a director,  except  for  (i)
     liability based on a breach of duty of loyalty  to
     the   Corporation   or   the  shareholders;   (ii)
     liability for acts or omissions not in good  faith
     or  that  involve  intentional  misconduct  or   a
     knowing violation of law; (iii) liability based on
     the payment of an improper dividend or an improper
     repurchase  of the Corporation's stock under  MBCA
     Section  302A.559 or on the sale  of  unregistered
     securities or securities fraud under MBCA  80A.23;
     or  (iv) liability for any transaction from  which
     the director derived an improper personal benefit.
     If  the MBCA is hereafter amended to authorize the
     further elimination or limitation of the liability
     of  directors, then the liability of a director of
     the Corporation, in addition to the limitation  on
     personal  liability  provided  herein,  shall   be
     limited  to  the fullest extent permitted  by  the
     MBCA,  as amended.  Any repeal or modification  of
     this  Article  VIII  by the  shareholders  of  the
     Corporation  shall be prospective only  and  shall
     not   adversely  affect  any  limitation  on   the
     personal   liability  of   a   director   of   the
     Corporation existing at the time of such repeal or modification.

     (c)   Paragraphs (a) and (b) of this Article  VIII
     are  qualified by Section 17(h) of  the  1940  Act
     which  provides  that  neither  the  articles   of
     incorporation nor the bylaws of any registered investment company may contain any provision which protects or purports to protect any director or officer of such company against any liability to the company or its security holders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item  28.  Business and Other Connections of Investment
Advisor

      Besides  serving  as investment  advisor  to  the
Registrant and other private accounts, Advisor  is  not
currently and has not during the past two fiscal  years
engaged in any other business, profession, vocation, or
employment   of  a  substantial  nature.    Information
regarding   the  business,  profession,  vocation,   or
employment   of  a  substantial  nature  of   Advisor's
directors  and  officers  is  hereby  incorporated   by
reference  from the information contained  under  "Fund
Organization   and   Management-Management"   in    the
Prospectus.

Item 29.  Principal Underwriters

     (a)  None.

          (b)    The  principal  business  address   of
          Centennial      Lakes      Capital,      Inc.
          ("Centennial"),  the  Registrant's  principal
          underwriter,  is  7701 France  Avenue  South,
          Suite  500,  Edina,  Minnesota  55435.    The
          following   information   relates   to   each
          director and officer of Centennial:



                            Positions
                          And Offices        Positions and Offices
            Name       With Underwriter        With Registrant

       Donald James        President                 None

       Donald Cornelius    Secretary and Treasurer   Chief Financial Officer
                                                     and Treasurer

     (c)  None.

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated  thereunder are in the possession  of  Kopp
Investment  Advisors, Registrant's investment  advisor,
at  Registrant's corporate offices, except records held
and  maintained  by  Firstar Trust  Company,  615  East
Michigan  Street, Milwaukee, Wisconsin  53202, relating
to   its   function   as  custodian,  transfer   agent,
administrator, and fund accountant.

Item 31.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

          (a)  Not Applicable.

          (b)   Registrant undertakes to file  a  post-
          effective   amendment  to  this  Registration
          Statement   which   will  contain   financial
          statements (which need not be certified) no later than 60 days after the end of the four to six month period after effectiveness of this Registration Statement.

          (c)  Not Applicable.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Edina and State of Minnesota on the 22nd day of August, 1997.

                                      KOPP FUNDS,INC.
                                      (Registrant)


                              By:  /s/ LeRoy C. Kopp
                                   ---------------------
                                   LeRoy C. Kopp
                                   Chief  Executive
                                   Officer and President

       Each   person  whose  signature  appears   below
constitutes  and appoints LeRoy C. Kopp  his  true  and
lawful  attorney-in-fact and agent with full  power  of
substitution  and resubstitution, for him  and  in  his
name,  place  and stead, in any and all capacities,  to
sign  any  and  all  amendments  to  this  Registration
Statement  and  to  file the same,  with  all  exhibits
thereto,   and   any  other  documents  in   connection
therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                    Title                       Date

/s/LeRoy C. Kopp          Chief Executive Officer,
-----------------         President and Director       August 22, 1997
LeRoy C. Kopp

____________________      Director                   ___________, 1997


____________________      Director                   ___________, 1997

                        EXHIBIT INDEX

        Exhibit No.                 Exhibit

            (1)             Registrant's Articles of Incorporation(1)

            (2)             Registrant's By-Laws(1)

            (3)             None

            (4)             None

            (5)             Investment Advisory Agreement*

            (6.1)           Distribution Agreement*

            (6.2)           Form of Selected Dealer Agreement*

            (7)             None

            (8)             Custodian Agreement*

            (9.1)           Transfer Agency Agreement*

            (9.2)           Administration Agreement*

            (9.3)           Fund Accounting Agreement*

            (9.4)           Fulfillment Servicing Agreement*

            (10)            Opinion and Consent of Godfrey & Kahn, S.C.*

            (11)            Consent of KPMG Peat Marwick L.L.P.*

            (12)            None

            (13)            Subscription Agreement*

            (14)            Individual Retirement
                            Account  Disclosure Statement and Custodial
                            Account*

          (15.1)            Rule 12b-1 Distribution  and  Shareholder
                            Servicing Plan*

          (15.2)            Form of 12b-1 Related Agreement*

            (16)            None

            (17)            None

            (18)            Rule 18f-3 Multi-Class Plan*

            (19) Powers of Attorney for Directors and Officers (see signature page)

___________________

      * To be filed by Amendment.

      (1)    Incorporated   by   reference    to    the
      Registrant's Registration Statement on Form  N-1A
      as   filed   with  the  Securities  and  Exchange
      Commission on June 20, 1997.